Quarterly Holdings Report
for

Fidelity® SAI Total Bond Fund

November 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STB-QTLY-0120
1.9887630.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$2,072,000	$1,870,633
3.375% 8/15/26		3,192,000	3,010,455
			4,881,088
Nonconvertible Bonds - 35.0%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.1%
Altice Finco SA 7.625% 2/15/25 (b)		3,236,000	3,320,945
AT&T, Inc.:
2.45% 6/30/20		4,099,000	4,105,052
3% 6/30/22		4,553,000	4,644,375
3.4% 5/15/25		14,343,000	14,975,350
3.6% 2/17/23		15,282,000	15,966,665
3.6% 7/15/25		2,325,000	2,448,673
4.3% 2/15/30		5,781,000	6,354,895
4.45% 4/1/24		855,000	923,813
4.5% 3/9/48		7,500,000	8,167,680
6.2% 3/15/40		4,280,000	5,413,287
6.3% 1/15/38		6,048,000	7,812,924
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		574,000	593,195
BellSouth Capital Funding Corp. 7.875% 2/15/30		15,000	21,175
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		8,675,000	9,157,547
7.5% 10/15/26 (b)		5,990,000	6,431,763
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		934,000	942,173
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		250,000	265,938
GTH Finance BV 7.25% 4/26/23 (b)		1,135,000	1,270,860
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	5,800,000	6,394,849
Level 3 Communications, Inc. 5.75% 12/1/22		1,748,000	1,748,000
Level 3 Financing, Inc.:
5.375% 1/15/24		4,123,000	4,189,999
5.375% 5/1/25		1,002,000	1,037,070
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		1,200,000	1,221,000
3.75% 6/22/26 (b)		160,000	168,200
5% 10/19/25 (b)		360,000	401,850
Qwest Corp. 6.75% 12/1/21		940,000	1,007,971
SFR Group SA:
7.375% 5/1/26(b)		5,404,000	5,768,770
8.125% 2/1/27 (b)		4,329,000	4,794,368
Telecom Italia Capital SA:
6% 9/30/34		935,000	1,000,314
6.375% 11/15/33		530,000	586,975
Telecom Italia SpA 5.303% 5/30/24 (b)		5,150,000	5,537,641
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		365,000	389,181
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,200,000	4,452,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		355,000	378,852
U.S. West Communications 7.25% 9/15/25		1,025,000	1,173,473
Verizon Communications, Inc.:
4.862% 8/21/46		6,000,000	7,504,142
5.012% 4/15/49		3,325,000	4,277,272
5.5% 3/16/47		13,101,000	17,807,352
			162,655,589
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		3,554,000	4,149,232
5.95% 4/1/41		2,485,000	3,407,627
			7,556,859
Media - 1.8%
Altice Financing SA:
6.625% 2/15/23 (b)		1,009,000	1,031,703
7.5% 5/15/26 (b)		8,782,000	9,341,413
Cablevision SA 6.5% 6/15/21 (b)		368,000	347,926
Cablevision Systems Corp. 5.875% 9/15/22		1,132,000	1,219,730
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,321,000	2,364,519
5% 2/1/28 (b)		6,950,000	7,314,875
5.125% 2/15/23		410,000	416,663
5.125% 5/1/23 (b)		4,029,000	4,124,689
5.125% 5/1/27 (b)		4,043,000	4,285,580
5.5% 5/1/26 (b)		4,426,000	4,669,430
5.75% 1/15/24		259,000	264,504
5.75% 2/15/26 (b)		4,058,000	4,286,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,775,422
4.908% 7/23/25		7,411,000	8,127,941
5.375% 5/1/47		18,624,000	20,742,799
6.484% 10/23/45		5,093,000	6,313,509
Comcast Corp.:
3.9% 3/1/38		1,904,000	2,112,591
4.6% 8/15/45		5,017,000	6,080,818
4.65% 7/15/42		4,483,000	5,418,375
6.45% 3/15/37		797,000	1,131,951
CSC Holdings LLC:
5.25% 6/1/24		1,554,000	1,670,550
5.375% 7/15/23 (b)		3,470,000	3,561,088
5.5% 5/15/26 (b)		2,986,000	3,154,440
5.5% 4/15/27 (b)		1,468,000	1,561,585
6.75% 11/15/21		2,985,000	3,212,606
7.5% 4/1/28 (b)		1,724,000	1,941,655
7.75% 7/15/25 (b)		5,519,000	5,919,183
DISH DBS Corp.:
5.875% 11/15/24		4,644,000	4,638,195
7.75% 7/1/26		492,000	509,509
Fox Corp.:
3.666% 1/25/22 (b)		1,416,000	1,461,821
4.03% 1/25/24 (b)		2,489,000	2,647,561
4.709% 1/25/29 (b)		3,602,000	4,087,841
5.476% 1/25/39 (b)		3,552,000	4,369,752
5.576% 1/25/49 (b)		2,357,000	3,003,583
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		686,000	706,794
4.875% 4/11/22 (b)		205,000	212,688
iHeartCommunications, Inc.:
6.375% 5/1/26		44,547	48,111
8.375% 5/1/27		80,742	88,009
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	1,992,962
2.125% 10/16/26 (Reg. S)	EUR	5,800,000	6,334,618
2.75% 4/13/23 (Reg. S)	EUR	3,200,000	3,690,822
MDC Partners, Inc. 6.5% 5/1/24 (b)		2,424,000	2,205,840
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		4,991,000	5,009,716
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		3,231,000	3,251,194
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		2,210,000	2,254,200
4.625% 5/15/23 (b)		3,605,000	3,659,075
4.625% 7/15/24 (b)		1,350,000	1,414,125
5% 8/1/27 (b)		3,009,000	3,166,973
5.375% 4/15/25 (b)		2,341,000	2,422,935
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,534,716
4.5% 9/15/42		11,810,000	11,827,423
5.5% 9/1/41		4,708,000	5,236,739
5.875% 11/15/40		6,004,000	6,935,400
6.55% 5/1/37		17,014,000	20,787,369
7.3% 7/1/38		14,056,000	18,024,818
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,333,000	2,753,891
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		1,573,000	1,653,585
VTR Finance BV 6.875% 1/15/24 (b)		2,047,000	2,094,977
Ziggo B.V. 5.5% 1/15/27 (b)		4,840,000	5,124,592
Ziggo Bond Co. BV 6% 1/15/27 (b)		2,034,000	2,133,676
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		2,858,000	2,943,740
			262,618,895
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,424,444
Citizens Utilities Co. 7.05% 10/1/46		3,751,000	1,650,440
Comcel Trust 6.875% 2/6/24 (b)		1,411,000	1,445,393
Digicel Group Ltd. 6.75% 3/1/23 (b)		459,000	230,648
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		2,590,000	2,130,275
Millicom International Cellular SA:
6% 3/15/25 (b)		807,000	834,993
6.625% 10/15/26 (b)		6,429,000	7,003,592
6.625% 10/15/26 (Reg. S)		200,000	217,875
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		241,000	266,305
MTS International Funding Ltd. 5% 5/30/23 (b)		491,000	521,074
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,765,000	2,941,684
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		307,000	324,173
Sprint Communications, Inc. 6% 11/15/22		5,039,000	5,303,548
Sprint Corp. 7.875% 9/15/23		11,582,000	12,732,961
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		1,472,000	1,510,640
6.375% 3/1/25		1,764,000	1,830,150
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	726,923
			43,095,118
TOTAL COMMUNICATION SERVICES			475,926,461
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		1,337,000	1,367,918
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,352,000	3,554,737
			4,922,655
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.15% 1/15/20		9,891,000	9,894,469
3.2% 7/13/20		7,331,000	7,369,383
4% 1/15/25		6,564,000	6,802,512
4.2% 3/1/21		9,534,000	9,735,063
4.25% 5/15/23		1,967,000	2,062,155
4.375% 9/25/21		17,407,000	18,006,080
			53,869,662
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		970,000	1,034,566
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,301,000	1,421,212
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		4,025,000	4,227,508
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,280,033
Laureate Education, Inc. 8.25% 5/1/25 (b)		3,740,000	4,039,200
Service Corp. International 5.125% 6/1/29		1,330,000	1,419,775
			15,422,294
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,065,000	1,088,963
5% 10/15/25 (b)		1,914,000	1,984,875
Aramark Services, Inc.:
4.75% 6/1/26		2,622,000	2,713,770
5.125% 1/15/24		915,000	941,306
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		8,891,000	9,188,493
Eldorado Resorts, Inc.:
6% 4/1/25		2,488,000	2,618,620
6% 9/15/26		350,000	385,280
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,847,000	2,027,138
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		5,465,000	5,779,238
Golden Nugget, Inc. 6.75% 10/15/24 (b)		4,745,000	4,899,213
Hilton Escrow Issuer LLC 4.25% 9/1/24		2,642,000	2,688,235
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	961,740
4.875% 4/1/27		555,000	588,300
Marriott Ownership Resorts, Inc. 4.75% 1/15/28 (b)		775,000	794,375
MCE Finance Ltd. 4.875% 6/6/25 (b)		4,542,000	4,636,554
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	6,432,880
4.5% 1/15/28		2,256,000	2,357,520
5.75% 2/1/27 (b)		835,000	935,200
NagaCorp Ltd. 9.375% 5/21/21 (b)		160,000	169,800
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		2,400,000	2,490,000
Scientific Games Corp.:
5% 10/15/25 (b)		1,851,000	1,933,425
10% 12/1/22		1,527,000	1,567,466
Stars Group Holdings BV 7% 7/15/26 (b)		7,610,000	8,218,800
Station Casinos LLC 5% 10/1/25 (b)		1,557,000	1,580,355
Studio City Co. Ltd. 7.25% 11/30/21 (b)		544,000	555,730
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		352,000	349,360
Times Square Hotel Trust 8.528% 8/1/26 (b)		636,475	744,143
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		1,987,000	2,046,610
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		1,871,000	1,973,905
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,717,000	1,789,973
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		3,620,000	3,674,300
5.5% 10/1/27 (b)		4,575,000	4,696,523
			82,812,090
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.5009% 7/15/21 (b)(c)(d)		512,000	513,280
5.125% 7/15/23 (b)		1,656,000	1,693,260
7% 7/15/24 (b)		1,760,000	1,821,600
			4,028,140
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,169,000	2,212,380
6.375% 5/15/25		3,445,000	3,544,044
			5,756,424
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		3,896,000	3,908,853
3% 11/19/24		8,864,000	8,859,515
Mattel, Inc. 6.75% 12/31/25 (b)		2,123,000	2,223,843
			14,992,211
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,349,000	1,974,078
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S)	GBP	2,450,000	3,136,186
			5,110,264
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		500,000	515,050
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		245,000	19,677
Essilor International SA 0.125% 5/27/25 (Reg. S)	EUR	2,400,000	2,638,767
The William Carter Co. 5.625% 3/15/27 (b)		1,450,000	1,562,375
			4,220,819
TOTAL CONSUMER DISCRETIONARY			191,649,609
CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	15,264,640
4.9% 2/1/46		16,343,000	19,468,225
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	12,254,680
5.45% 1/23/39		9,200,000	11,667,692
5.55% 1/23/49		21,036,000	27,900,174
5.8% 1/23/59 (Reg. S)		22,287,000	31,368,603
Central American Bottling Corp. 5.75% 1/31/27 (b)		107,000	112,049
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	2,013,222
			120,049,285
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		1,715,000	1,732,150
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		3,647,000	3,701,487
			5,433,637
Food Products - 0.2%
CF Industries Holdings, Inc. 5.15% 3/15/34		102,000	111,180
Conagra Brands, Inc. 3.8% 10/22/21		2,253,000	2,319,654
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	869,749
JBS Investments II GmbH:
5.75% 1/15/28 (b)		335,000	352,588
7% 1/15/26 (b)		683,000	739,348
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,125,000	7,392,188
5.875% 7/15/24 (b)		10,055,000	10,366,705
6.75% 2/15/28 (b)		880,000	971,212
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		2,645,000	2,820,231
6.5% 4/15/29 (b)		2,395,000	2,652,463
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		778,000	821,763
4.875% 11/1/26 (b)		564,000	596,430
Post Holdings, Inc.:
5% 8/15/26 (b)		1,176,000	1,234,776
5.75% 3/1/27 (b)		976,000	1,045,560
			32,293,847
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		697,000	725,751
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,524,006
3.875% 9/16/46		17,640,000	16,750,184
4% 1/31/24		2,326,000	2,460,352
4.25% 8/9/42		10,924,000	10,995,664
4.5% 5/2/43		7,299,000	7,587,676
4.8% 2/14/29		10,842,000	11,986,616
5.375% 1/31/44		13,161,000	14,932,781
5.95% 2/14/49		7,200,000	8,674,267
BAT International Finance PLC 3.95% 6/15/25 (b)		2,400,000	2,510,876
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		7,259,000	7,284,097
3.5% 7/26/26 (b)		8,121,000	8,115,122
3.75% 7/21/22 (b)		7,367,000	7,587,106
4.25% 7/21/25 (b)		6,702,000	7,033,673
Reynolds American, Inc.:
3.25% 6/12/20		1,188,000	1,194,780
4% 6/12/22		4,132,000	4,299,343
4.45% 6/12/25		11,691,000	12,518,567
5.7% 8/15/35		1,538,000	1,765,347
5.85% 8/15/45		12,953,000	14,646,894
6.15% 9/15/43		1,637,000	1,871,657
7.25% 6/15/37		1,835,000	2,328,788
Vector Group Ltd. 6.125% 2/1/25 (b)		3,709,000	3,546,731
			151,614,527
TOTAL CONSUMER STAPLES			310,117,047
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		725,000	749,016
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		1,300,000	1,338,487
Borets Finance DAC 6.5% 4/7/22 (b)		704,000	720,500
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		6,854,000	7,146,890
6.5% 4/1/20		268,000	271,758
Halliburton Co.:
3.8% 11/15/25		3,553,000	3,745,342
4.85% 11/15/35		3,103,000	3,442,310
Jonah Energy LLC 7.25% 10/15/25 (b)		2,305,000	668,450
Nabors Industries, Inc.:
5.5% 1/15/23		1,206,000	1,061,280
5.75% 2/1/25		925,000	721,500
Noble Holding International Ltd.:
5.25% 3/15/42		686,000	205,800
7.875% 2/1/26 (b)		700,000	439,250
7.95% 4/1/25 (c)		2,747,000	1,346,030
8.95% 4/1/45 (c)		2,652,000	994,500
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		454,000	536,719
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,030,000	890,950
5.75% 4/15/25		6,683,000	5,045,665
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		688,000	779,375
7.625% 11/7/24 (b)		335,000	384,413
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		380,000	387,600
U.S.A. Compression Partners LP:
6.875% 4/1/26		2,099,000	2,156,723
6.875% 9/1/27 (b)		715,000	731,302
Valaris PLC:
4.5% 10/1/24		2,296,000	1,044,680
5.2% 3/15/25		4,722,000	2,124,900
5.75% 10/1/44		2,831,000	1,075,780
Weatherford International Ltd.:
5.95% 4/15/42 (e)		468,000	120,510
6.5% 8/1/36 (e)		646,000	166,345
7% 3/15/38 (e)		183,000	47,123
9.875% 2/15/24 (e)		1,040,000	270,400
Weatherford International, Inc. 9.875% 3/1/25 (e)		5,580,000	1,450,800
			40,064,398
Oil, Gas & Consumable Fuels - 6.2%
Amerada Hess Corp.:
7.125% 3/15/33		2,041,000	2,561,349
7.3% 8/15/31		2,651,000	3,328,981
California Resources Corp. 8% 12/15/22 (b)		7,770,000	2,175,600
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,619,583
5.85% 2/1/35		3,955,000	4,829,875
Cenovus Energy, Inc.:
4.25% 4/15/27		12,993,000	13,643,035
6.75% 11/15/39		1,024,000	1,268,847
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25		1,922,000	2,148,219
7% 6/30/24		4,275,000	4,904,879
Cheniere Energy Partners LP:
5.25% 10/1/25		11,128,000	11,461,840
5.625% 10/1/26		858,000	903,028
Chesapeake Energy Corp.:
8% 1/15/25		3,299,000	1,694,861
8% 6/15/27		7,701,000	3,677,228
Citgo Holding, Inc. 9.25% 8/1/24 (b)		1,655,000	1,735,681
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		5,315,000	5,374,794
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		5,622,000	5,649,756
4.5% 6/1/25		1,708,000	1,856,327
Comstock Escrow Corp. 9.75% 8/15/26		3,631,000	2,995,575
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (b)(c)(d)		6,848,000	6,779,874
6.5% 5/15/26 (b)		1,515,000	1,408,950
6.875% 6/15/25 (b)		363,000	343,035
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		2,310,000	2,322,243
6.25% 4/1/23		2,490,000	2,496,225
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,161,000	3,200,513
DCP Midstream LLC:
4.75% 9/30/21 (b)		4,113,000	4,190,119
5.85% 5/21/43 (b)(c)		9,176,000	8,441,920
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,038,120
5.125% 5/15/29		3,000,000	3,045,000
5.375% 7/15/25		3,234,000	3,444,145
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		3,046,000	2,265,463
9% 5/15/21 (b)		2,279,000	1,999,823
9.25% 3/31/22 (b)		4,146,000	3,430,815
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		3,502,913	3,577,350
Duke Energy Field Services 6.45% 11/3/36 (b)		4,987,000	5,186,480
EG Global Finance PLC:
6.75% 2/7/25 (b)		375,000	370,313
8.5% 10/30/25 (b)		710,000	743,725
El Paso Corp. 6.5% 9/15/20		5,858,000	6,055,239
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		3,283,000	3,448,176
Enable Midstream Partners LP 3.9% 5/15/24 (c)		1,542,000	1,554,046
Enbridge Energy Partners LP:
4.2% 9/15/21		4,838,000	4,982,811
4.375% 10/15/20		4,108,000	4,179,564
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,979,591
4.25% 12/1/26		2,805,000	3,057,597
Energy Transfer Partners LP:
4.2% 9/15/23		2,098,000	2,194,112
4.25% 3/15/23		2,044,000	2,124,805
4.5% 4/15/24		2,483,000	2,625,201
4.95% 6/15/28		7,159,000	7,702,287
5.25% 4/15/29		4,040,000	4,458,881
5.8% 6/15/38		3,992,000	4,506,501
6% 6/15/48		2,599,000	2,964,823
6.25% 4/15/49		2,774,000	3,278,435
Enterprise Products Operating LP 3.75% 2/15/25		3,623,000	3,850,558
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(e)		1,879,000	1,258,930
EQT Corp. 3.9% 10/1/27		4,600,000	4,008,623
Frontera Energy Corp. 9.7% 6/25/23 (b)		732,000	745,268
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		661,000	684,135
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		3,618,000	3,708,450
7% 8/1/27 (b)		2,100,000	2,194,994
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		236,000	209,450
Hess Corp.:
5.6% 2/15/41		2,958,000	3,371,740
5.8% 4/1/47		8,637,000	10,246,126
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		4,677,000	4,864,080
Hess Midstream Partners LP 5.125% 6/15/28 (b)(f)		1,110,000	1,122,765
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,161,000	1,924,133
5.75% 10/1/25 (b)		915,000	794,833
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,746,000	1,584,495
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,779,000	1,842,933
KazMunaiGaz National Co. 4.75% 4/24/25 (b)		307,000	335,014
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,912,458
3.5% 3/1/21		4,115,000	4,172,025
5.5% 3/1/44		15,589,000	17,857,945
6.55% 9/15/40		686,000	857,118
Kinder Morgan, Inc.:
5% 2/15/21 (b)		3,849,000	3,967,067
5.05% 2/15/46		1,762,000	1,952,572
5.55% 6/1/45		4,783,000	5,619,472
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,705,000	1,771,388
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,829,730
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		485,000	514,706
MEG Energy Corp. 7% 3/31/24 (b)		2,010,000	1,971,056
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (c)(d)		3,232,000	3,242,961
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (c)(d)		4,865,000	4,882,222
4.5% 7/15/23		3,588,000	3,803,610
4.8% 2/15/29		2,198,000	2,379,864
4.875% 12/1/24		4,860,000	5,258,177
5.5% 2/15/49		6,593,000	7,259,749
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		245,000	241,007
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		400,000	407,000
Nakilat, Inc. 6.067% 12/31/33 (b)		717,000	874,516
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		3,859,000	1,972,914
Occidental Petroleum Corp.:
2.6% 8/13/21		3,189,000	3,204,736
2.7% 8/15/22		2,818,000	2,841,348
2.9% 8/15/24		9,312,000	9,355,807
3.2% 8/15/26		1,253,000	1,260,339
3.5% 8/15/29		3,946,000	3,984,700
4.3% 8/15/39		575,000	581,758
4.4% 8/15/49		575,000	583,912
4.5% 7/15/44		17,494,000	17,454,885
4.85% 3/15/21		2,443,000	2,518,375
5.55% 3/15/26		8,636,000	9,788,700
6.45% 9/15/36		8,786,000	10,683,506
6.6% 3/15/46		10,444,000	13,402,470
7.5% 5/1/31		12,314,000	16,061,813
Pampa Holding SA 7.375% 7/21/23 (b)		532,000	459,515
Pan American Energy LLC 7.875% 5/7/21 (b)		175,333	178,018
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		259,000	262,968
5.375% 1/15/25 (b)		2,880,000	2,944,742
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		363,000	377,175
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,702,000	2,784,006
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,802,000	2,813,208
8.625% 2/1/22		375,000	410,391
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		58,001,000	60,582,045
5.999% 1/27/28		452,000	504,663
6.25% 3/17/24		1,230,000	1,371,066
6.9% 3/19/49		275,000	314,801
7.25% 3/17/44		16,350,000	19,563,797
8.75% 5/23/26		1,991,000	2,533,548
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,045,000	1,204,363
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		353,900	25,658
6% 5/16/24 (b)(e)		1,847,331	133,932
6% 11/15/26 (b)(e)		1,619,833	117,438
12.75% 2/17/22 (b)(e)		98,000	7,105
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7884% 3/11/22 (c)(d)		515,000	535,577
2.5% 11/24/22 (Reg. S)	EUR	302,000	343,558
2.75% 4/21/27 (Reg. S)	EUR	1,655,000	1,696,975
3.5% 1/30/23		1,280,000	1,286,000
3.625% 11/24/25 (Reg. S)	EUR	899,000	1,013,733
3.75% 2/21/24 (Reg. S)	EUR	5,084,000	5,916,638
4.5% 1/23/26		16,710,000	16,365,774
4.875% 1/24/22		405,000	419,048
4.875% 1/18/24		3,929,000	4,090,089
5.5% 1/21/21		100,000	102,816
5.625% 1/23/46		6,980,000	6,164,213
6.35% 2/12/48		40,693,000	38,395,119
6.5% 3/13/27		33,349,000	34,899,312
6.5% 6/2/41		740,000	724,460
6.75% 9/21/47		19,923,000	19,649,059
6.84% 1/23/30 (b)		38,057,000	39,902,765
6.875% 8/4/26		14,935,000	16,152,203
7.69% 1/23/50 (b)		28,638,000	30,699,936
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,592,513
3.6% 11/1/24		2,794,000	2,850,963
3.65% 6/1/22		2,592,000	2,651,519
PT Adaro Indonesia 4.25% 10/31/24 (b)		1,320,000	1,291,950
Range Resources Corp.:
4.875% 5/15/25		2,025,000	1,650,375
5% 3/15/23		915,000	794,906
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,364,232
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,232,000	1,242,011
Sanchez Energy Corp. 7.25% 2/15/23 (b)(e)		5,120,000	3,328,000
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		270,000	273,780
3.5% 4/16/29 (b)		2,265,000	2,365,509
4.25% 4/16/39 (b)		1,905,000	2,049,780
4.375% 4/16/49 (b)		1,655,000	1,819,466
SemGroup Corp. 6.375% 3/15/25		4,187,000	4,364,948
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23		4,794,000	4,913,850
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		495,000	515,191
Southwestern Energy Co.:
6.2% 1/23/25 (c)		12,453,000	10,834,359
7.75% 10/1/27		1,365,000	1,185,844
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	19,395,548
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,945,000	2,970,769
5.125% 2/1/25		3,606,000	3,704,804
5.25% 5/1/23		779,000	785,816
5.875% 4/15/26		2,110,000	2,220,142
6.75% 3/15/24		1,604,000	1,666,155
The Williams Companies, Inc.:
4.55% 6/24/24		12,340,000	13,209,889
5.75% 6/24/44		6,964,000	7,981,717
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		792,000	652,163
Tullow Oil PLC:
6.25% 4/15/22 (b)		1,060,000	1,061,656
7% 3/1/25 (b)		292,000	289,901
Viper Energy Partners LP 5.375% 11/1/27 (b)		2,400,000	2,495,904
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,732,135
4.65% 7/1/26		2,834,000	2,826,156
4.75% 8/15/28		2,108,000	2,043,875
5.375% 6/1/21		15,993,000	16,466,175
Williams Partners LP:
3.6% 3/15/22		3,926,000	4,029,696
3.9% 1/15/25		9,678,000	10,087,490
4% 11/15/21		3,676,000	3,785,100
4% 9/15/25		1,089,000	1,147,658
4.125% 11/15/20		871,000	882,803
4.3% 3/4/24		14,855,000	15,690,557
4.5% 11/15/23		2,658,000	2,825,305
YPF SA:
8.5% 3/23/21 (b)		815,000	777,052
8.5% 3/23/21 (Reg. S)		3,095,000	2,950,889
8.5% 6/27/29 (b)		375,000	292,969
8.75% 4/4/24 (b)		3,536,000	3,137,493
			894,586,800
TOTAL ENERGY			934,651,198
FINANCIALS - 12.6%
Banks - 4.3%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		200,000	207,553
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	1,600,000	1,759,707
Akbank TAS 7.2% 3/16/27 (b)(c)		738,000	702,714
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		330,000	334,950
Banco de Bogota SA 6.25% 5/12/26 (b)		160,000	177,500
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		338,000	354,055
Banco Do Brasil SA:
4.625% 1/15/25 (b)		287,000	297,287
4.875% 4/19/23 (b)		172,000	180,086
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,445,000	1,081,944
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (c)	EUR	2,600,000	2,928,276
3.125% 9/19/27 (Reg. S) (c)	GBP	1,700,000	2,209,669
Bank of America Corp.:
3.004% 12/20/23 (c)		5,145,000	5,254,658
3.3% 1/11/23		327,000	338,169
3.419% 12/20/28 (c)		8,456,000	8,865,610
3.5% 4/19/26		7,461,000	7,919,588
3.705% 4/24/28 (c)		11,813,000	12,600,823
3.864% 7/23/24 (c)		24,740,000	26,064,032
3.95% 4/21/25		6,226,000	6,619,304
4.1% 7/24/23		4,167,000	4,442,406
4.2% 8/26/24		14,710,000	15,761,933
4.25% 10/22/26		5,344,000	5,842,290
4.45% 3/3/26		3,050,000	3,348,352
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		760,000	697,300
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	1,600,000	1,779,151
2.625% 11/11/25 (Reg. S) (c)	EUR	2,900,000	3,247,999
3.25% 1/12/21		7,664,000	7,736,295
3.932% 5/7/25 (c)		3,410,000	3,555,738
4.375% 1/12/26		9,104,000	9,762,996
5.088% 6/20/30 (c)		14,797,000	16,139,061
BBVA Bancomer SA 7.25% 4/22/20 (b)		345,000	350,606
Biz Finance PLC 9.625% 4/27/22 (b)		863,333	894,413
BTA Bank JSC 5.5% 12/21/22 (b)		385,290	388,180
Capital One NA 2.15% 9/6/22		7,923,000	7,907,878
CBOM Finance PLC 5.55% 2/14/23 (b)		507,000	522,210
Citigroup, Inc.:
2.4% 2/18/20		13,030,000	13,042,686
2.75% 4/25/22		9,073,000	9,207,098
3.142% 1/24/23 (c)		8,277,000	8,427,963
3.352% 4/24/25 (c)		9,970,000	10,335,574
4.05% 7/30/22		1,925,000	2,010,950
4.3% 11/20/26		4,442,000	4,837,616
4.4% 6/10/25		18,137,000	19,592,052
4.45% 9/29/27		10,486,000	11,541,004
5.5% 9/13/25		8,473,000	9,686,707
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		5,802,000	6,024,906
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		5,339,000	5,368,466
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		7,061,000	7,077,779
3.75% 3/26/25		7,059,000	7,446,047
3.8% 9/15/22		11,142,000	11,587,302
3.8% 6/9/23		13,301,000	13,901,880
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	990,000	1,266,840
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (c)	EUR	2,850,000	3,101,500
1.375% 5/24/22 (Reg. S)	EUR	1,400,000	1,582,565
5% 1/12/22 (b)		3,390,000	3,559,026
5.375% 1/12/24 (Reg. S)		4,000,000	4,392,655
Development Bank of Mongolia 7.25% 10/23/23 (b)		249,000	262,228
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		175,000	183,914
Discover Bank:
4.2% 8/8/23		6,479,000	6,896,642
7% 4/15/20		737,000	749,903
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		480,000	535,350
Fidelity Bank PLC 10.5% 10/16/22 (b)		444,000	497,003
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,609,332
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		1,164,000	1,223,655
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (b)		375,000	396,094
HSBC Holdings PLC 4.25% 3/14/24		2,247,000	2,379,276
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,086,163
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		2,332,000	2,425,989
5.71% 1/15/26 (b)		15,409,000	16,444,194
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		535,000	562,753
6.2% 12/21/21 (Reg. S)		356,000	377,138
JPMorgan Chase & Co.:
2.95% 10/1/26		6,707,000	6,919,430
3.25% 9/23/22		6,686,000	6,907,227
3.797% 7/23/24 (c)		25,215,000	26,524,363
3.875% 9/10/24		12,990,000	13,805,805
4.125% 12/15/26		11,765,000	12,868,959
4.25% 10/15/20		2,539,000	2,588,908
4.35% 8/15/21		7,356,000	7,642,350
4.452% 12/5/29 (c)		20,700,000	23,450,896
4.5% 1/24/22		8,001,000	8,395,251
4.625% 5/10/21		2,497,000	2,588,705
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	830,000	929,291
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	6,158,000	7,122,093
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		427,000	445,548
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,229,408
Regions Financial Corp. 3.2% 2/8/21		4,325,000	4,376,874
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		18,311,000	20,292,740
5.125% 5/28/24		25,230,000	27,170,170
6% 12/19/23		18,606,000	20,588,624
6.1% 6/10/23		15,243,000	16,699,717
6.125% 12/15/22		15,445,000	16,764,191
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		770,000	763,984
TBC Bank JSC 5.75% 6/19/24 (b)		190,000	194,394
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		864,000	885,060
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		775,000	706,219
6.25% 4/20/21 (Reg. S)		1,700,000	1,751,000
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		550,000	553,438
5.5% 4/21/22 (b)		514,000	516,570
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		2,268,000	2,225,475
6.875% 2/3/25 (Reg. S) (c)		367,000	356,334
UniCredit SpA 6.572% 1/14/22 (b)		14,802,000	15,868,105
Westpac Banking Corp. 4.11% 7/24/34 (c)		7,550,000	7,826,024
			618,850,136
Capital Markets - 3.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,949,005
4.25% 2/15/24		5,321,000	5,676,143
Ares Capital Corp. 4.2% 6/10/24		17,909,000	18,555,467
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)		21,556,000	21,521,031
3.869% 1/12/29 (b)(c)		6,719,000	7,182,672
4.207% 6/12/24 (b)(c)		10,289,000	10,855,181
5.75% 9/18/25 (Reg. S) (c)	EUR	2,615,000	3,003,658
6.5% 8/8/23 (Reg. S)		6,815,000	7,581,688
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	9,900,000	11,022,893
4.5% 4/1/25		29,242,000	28,383,429
5% 6/24/20	EUR	900,000	1,015,155
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,432,981
3.3% 11/16/22		17,274,000	17,357,839
5% 2/14/22		15,300,000	15,916,877
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		36,646,000	37,066,014
3.2% 2/23/23		6,170,000	6,346,081
3.691% 6/5/28 (c)		72,922,000	77,304,425
3.75% 5/22/25		7,259,000	7,675,666
4.25% 10/21/25		2,860,000	3,088,136
6.75% 10/1/37		3,974,000	5,466,932
Intercontinental Exchange, Inc. 2.75% 12/1/20		2,355,000	2,374,533
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	445,000	621,157
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,400,657
4.875% 2/15/24		3,926,000	4,326,802
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,844,846
3.125% 7/27/26		39,505,000	40,943,154
3.7% 10/23/24		13,602,000	14,405,968
3.737% 4/24/24 (c)		45,366,000	47,436,380
3.95% 4/23/27		1,143,000	1,223,716
4.431% 1/23/30 (c)		8,668,000	9,775,992
4.875% 11/1/22		9,523,000	10,210,244
5% 11/24/25		15,462,000	17,404,772
5.5% 1/26/20		31,938,000	32,100,172
5.75% 1/25/21		7,215,000	7,516,112
MSCI, Inc. 4.75% 8/1/26 (b)		1,504,000	1,579,200
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	9,037,000	10,442,369
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		6,852,000	7,428,602
			520,435,949
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		12,392,000	12,490,237
3.5% 5/26/22		2,714,000	2,788,881
4.125% 7/3/23		7,415,000	7,810,441
4.45% 12/16/21		5,769,000	6,009,298
4.45% 4/3/26		6,213,000	6,682,041
4.875% 1/16/24		9,923,000	10,759,042
Ally Financial, Inc.:
3.875% 5/21/24		1,515,000	1,574,343
4.625% 3/30/25		1,212,000	1,308,960
5.75% 11/20/25		8,467,000	9,324,284
8% 11/1/31		1,387,000	1,912,326
Capital One Financial Corp. 3.8% 1/31/28		11,662,000	12,371,453
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		500,000	563,906
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,251,416
3.95% 11/6/24		5,349,000	5,678,297
4.1% 2/9/27		8,791,000	9,424,887
4.5% 1/30/26		9,265,000	10,118,588
5.2% 4/27/22		4,553,000	4,854,945
Ford Motor Credit Co. LLC:
4.063% 11/1/24		43,532,000	43,754,281
5.085% 1/7/21		5,916,000	6,051,085
5.584% 3/18/24		18,381,000	19,668,927
5.596% 1/7/22		12,239,000	12,871,135
Navient Corp.:
5.5% 1/25/23		3,493,000	3,680,749
5.875% 10/25/24		278,000	296,070
6.125% 3/25/24		746,000	796,355
6.5% 6/15/22		4,097,000	4,443,278
6.625% 7/26/21		2,370,000	2,512,224
6.75% 6/15/26		1,970,000	2,108,058
7.25% 1/25/22		1,424,000	1,545,040
7.25% 9/25/23		1,852,000	2,055,720
Springleaf Finance Corp.:
6.875% 3/15/25		3,185,000	3,637,366
7.125% 3/15/26		755,000	870,138
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,171,437
3.75% 8/15/21		2,689,000	2,745,200
3.95% 12/1/27		14,204,000	14,831,239
4.25% 8/15/24		2,707,000	2,854,664
4.375% 3/19/24		4,546,000	4,816,962
5.15% 3/19/29		17,409,000	19,603,683
			269,236,956
Diversified Financial Services - 1.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,200,000	3,088,000
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)		3,132,000	3,200,491
3.95% 7/1/24 (b)		4,160,000	4,313,504
4.375% 5/1/26 (b)		5,080,000	5,358,892
5.125% 10/1/23 (b)		9,406,000	10,110,509
5.25% 5/15/24 (b)		7,670,000	8,334,222
5.5% 1/15/23 (b)		2,085,000	2,241,584
AXA Equitable Holdings, Inc. 3.9% 4/20/23		1,852,000	1,939,684
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,583,339
3.85% 2/1/25		5,199,000	5,445,697
3.875% 8/15/22		7,631,000	7,947,483
4.125% 6/15/26		8,538,000	9,113,017
4.125% 5/15/29		10,374,000	11,194,353
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		938,000	888,755
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,343,000	993,820
CK Hutchison Group Telecom Finance SA 1.125% 10/17/28 (Reg. S)	EUR	3,750,000	4,121,743
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,328,000	1,392,740
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		8,988,000	9,039,501
6.25% 2/1/22		2,698,000	2,751,960
6.25% 5/15/26		2,185,000	2,324,294
6.375% 12/15/25		2,559,000	2,706,143
6.75% 2/1/24		726,000	755,040
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		1,290,000	1,350,888
5.25% 8/15/22 (b)		1,840,000	1,954,264
5.5% 2/15/24 (b)		13,774,000	15,074,266
Pine Street Trust I:
4.572% 2/15/29 (b)		11,350,000	12,170,776
5.568% 2/15/49 (b)		11,300,000	12,625,957
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		6,520,000	6,585,200
6.875% 2/15/23 (b)		886,000	903,720
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		8,791,000	9,153,629
Tempo Acquisition LLC 6.75% 6/1/25 (b)		2,772,000	2,855,160
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		625,000	608,594
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,158,615
			175,285,840
Insurance - 1.5%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		3,670,000	3,881,025
American International Group, Inc.:
3.3% 3/1/21		3,489,000	3,540,284
3.875% 1/15/35		6,911,000	7,364,810
4.875% 6/1/22		6,603,000	7,066,693
AmWINS Group, Inc. 7.75% 7/1/26 (b)		2,460,000	2,659,875
Aon Corp. 5% 9/30/20		1,399,000	1,433,349
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		2,420,000	2,525,875
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	5,168,978
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		7,831,000	8,869,568
4.75% 3/15/39		3,593,000	4,403,680
4.8% 7/15/21		2,573,000	2,673,348
4.9% 3/15/49		7,151,000	9,066,893
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		13,219,000	13,197,129
MetLife, Inc. 3.048% 12/15/22 (c)		4,512,000	4,664,910
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (b)(c)(d)		55,417,000	55,533,781
3% 1/10/23 (b)		2,866,000	2,942,985
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	14,483,782
Pricoa Global Funding I 5.375% 5/15/45 (c)		6,348,000	6,934,511
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		4,600,000	5,083,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		6,563,000	8,227,210
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,369,077
Unum Group:
3.875% 11/5/25		7,835,000	8,245,166
4% 3/15/24		7,259,000	7,661,281
4% 6/15/29		8,872,000	9,252,748
5.625% 9/15/20		3,044,000	3,126,538
5.75% 8/15/42		9,271,000	10,386,932
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,350,000	2,361,750
			213,125,178
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	726,960
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 3.622% 4/26/23 (b)(c)		3,400,000	3,488,146
Quicken Loans, Inc. 5.25% 1/15/28 (b)		3,675,000	3,834,697
			7,322,843
TOTAL FINANCIALS			1,804,983,862
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		380,000	380,054
2.894% 6/6/22		5,000,000	5,076,438
Hologic, Inc.:
4.375% 10/15/25 (b)		1,356,000	1,396,680
4.625% 2/1/28 (b)		252,000	265,860
Teleflex, Inc. 4.875% 6/1/26		2,531,000	2,644,895
			9,763,927
Health Care Providers & Services - 1.8%
Aetna, Inc. 2.75% 11/15/22		729,000	740,021
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,418,235
Centene Corp.:
4.25% 12/15/27 (b)(f)		9,415,000	9,685,681
4.625% 12/15/29 (b)(f)		13,170,000	13,812,038
4.75% 1/15/25 (b)(f)		6,740,000	7,002,051
Cigna Corp.:
3.75% 7/15/23		8,944,000	9,350,379
4.125% 9/15/20 (b)		2,717,000	2,758,870
4.125% 11/15/25		6,870,000	7,412,874
4.375% 10/15/28		11,163,000	12,383,101
4.8% 8/15/38		6,950,000	8,041,117
4.9% 12/15/48		6,944,000	8,225,571
Community Health Systems, Inc.:
6.25% 3/31/23		8,322,000	8,217,975
8% 3/15/26 (b)		5,620,000	5,612,975
8.625% 1/15/24 (b)		4,972,000	5,121,160
CVS Health Corp.:
2.625% 8/15/24		1,590,000	1,602,786
3% 8/15/26		1,290,000	1,320,112
3.25% 8/15/29		2,964,000	3,010,250
3.7% 3/9/23		3,266,000	3,400,970
4% 12/5/23		3,094,000	3,271,189
4.1% 3/25/25		25,866,000	27,775,881
4.3% 3/25/28		23,650,000	25,779,640
4.78% 3/25/38		10,528,000	11,958,554
5.05% 3/25/48		15,479,000	18,313,661
HCA Holdings, Inc.:
4.5% 2/15/27		1,913,000	2,064,325
4.75% 5/1/23		216,000	230,810
5% 3/15/24		2,314,000	2,512,476
5.25% 6/15/26		4,163,000	4,651,587
5.375% 2/1/25		2,255,000	2,491,775
5.875% 2/15/26		1,386,000	1,564,448
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		3,695,000	3,353,213
Sabra Health Care LP 5.125% 8/15/26		2,780,000	2,991,115
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29		190,000	190,150
Tenet Healthcare Corp.:
4.625% 7/15/24		2,011,000	2,081,385
5.125% 5/1/25		1,597,000	1,640,918
6.25% 2/1/27 (b)		1,465,000	1,567,550
6.75% 6/15/23		3,977,000	4,295,160
7% 8/1/25		2,537,000	2,667,021
8.125% 4/1/22		11,455,000	12,514,588
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,271,467
6.015% 11/15/48		7,532,000	8,564,191
Vizient, Inc. 6.25% 5/15/27 (b)		225,000	243,563
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,485,000	2,599,931
5.375% 8/15/26 (b)		3,636,000	3,872,340
			261,583,104
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		2,570,000	2,698,500
Life Sciences Tools & Services - 0.0%
Avantor, Inc. 6% 10/1/24 (b)		1,062,000	1,137,668
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		280,000	282,100
5.5% 4/1/26 (b)		715,000	761,475
			2,181,243
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22		17,547,000	17,928,941
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	7,460,000	8,363,268
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		12,738,000	13,663,239
Catalent Pharma Solutions 4.875% 1/15/26 (b)		1,860,000	1,918,125
Elanco Animal Health, Inc.:
3.912% 8/27/21		1,833,000	1,879,616
4.272% 8/28/23		5,786,000	6,057,485
4.9% 8/28/28		2,437,000	2,635,165
Mylan NV:
3.15% 6/15/21		7,707,000	7,795,354
3.95% 6/15/26		4,038,000	4,199,699
4.55% 4/15/28		7,694,000	8,252,907
Perrigo Finance PLC 3.5% 12/15/21		559,000	563,265
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	361,950
3.65% 11/10/21		134,000	131,427
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	4,654,000	5,102,138
2.2% 7/21/21		1,411,000	1,364,084
2.8% 7/21/23		7,973,000	7,195,633
4.5% 3/1/25	EUR	1,383,000	1,493,314
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		1,323,000	1,382,535
5.875% 5/15/23 (b)		626,000	633,825
6.5% 3/15/22 (b)		907,000	930,809
7% 3/15/24 (b)		4,245,000	4,441,331
9% 12/15/25 (b)		352,000	397,760
Zoetis, Inc.:
3.25% 2/1/23		1,775,000	1,826,512
3.45% 11/13/20		1,880,000	1,901,971
			100,420,353
TOTAL HEALTH CARE			376,647,127
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		3,311,000	3,504,790
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		3,606,000	3,791,637
Bombardier, Inc.:
6.125% 1/15/23 (b)		4,765,000	4,831,281
7.5% 12/1/24 (b)		3,882,000	3,988,755
7.5% 3/15/25 (b)		1,091,000	1,104,638
7.875% 4/15/27 (b)		2,690,000	2,706,032
BWX Technologies, Inc. 5.375% 7/15/26 (b)		3,692,000	3,895,060
Rolls-Royce PLC 3.375% 6/18/26	GBP	2,780,000	3,903,498
TransDigm, Inc.:
6.25% 3/15/26 (b)		5,550,000	5,959,313
6.5% 7/15/24		3,970,000	4,094,063
6.5% 5/15/25		3,012,000	3,128,715
			40,907,782
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,518,000	6,056,005
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,697,000	1,815,790
			7,871,795
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		882,000	892,198
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		3,590,000	3,679,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		563,000	557,898
			4,237,648
Commercial Services & Supplies - 0.1%
ADT Corp. 4.875% 7/15/32 (b)		1,513,000	1,316,310
APX Group, Inc.:
7.625% 9/1/23		2,269,000	1,979,703
7.875% 12/1/22		1,900,000	1,888,125
8.75% 12/1/20		1,198,000	1,172,543
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,758,000	1,714,050
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,221,000	2,238,590
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		944,000	992,380
Tervita Escrow Corp. 7.625% 12/1/21 (b)		225,000	224,975
			11,526,676
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		4,458,000	4,747,770
5.875% 10/15/24		2,678,000	2,925,715
Cementos Progreso Trust 7.125% 11/6/23 (b)		699,000	719,970
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(e)		935,000	75,034
7.125% 6/26/42 (b)(e)		1,399,000	107,548
			8,576,037
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		1,555,000	1,683,288
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,534,499
			3,217,787
Industrial Conglomerates - 0.0%
General Electric Co.:
0.375% 5/17/22	EUR	200,000	220,360
1.25% 5/26/23	EUR	400,000	451,318
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		360,000	377,550
			1,049,228
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,335,719
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,203,066
JSC Georgian Railway 7.75% 7/11/22 (b)		196,000	214,211
National Express Group PLC 2.375% 11/20/28 (Reg. S)	GBP	940,000	1,220,933
Uber Technologies, Inc. 7.5% 11/1/23 (b)		544,000	560,320
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		542,000	563,680
			5,762,210
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,658,898
3% 9/15/23		1,163,000	1,185,419
3.375% 6/1/21		3,808,000	3,868,446
3.75% 2/1/22		9,580,000	9,848,895
3.875% 4/1/21		4,214,000	4,298,268
4.25% 2/1/24		11,266,000	12,037,086
4.25% 9/15/24		4,366,000	4,681,032
4.75% 3/1/20		4,281,000	4,307,411
FLY Leasing Ltd.:
5.25% 10/15/24		5,827,000	6,009,094
6.375% 10/15/21		2,178,000	2,216,115
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	132,000	176,392
4.5% 9/7/23 (Reg. S)	GBP	1,024,000	1,379,617
			52,666,673
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,968,375	1,874,877
DP World Ltd. 5.625% 9/25/48 (b)		315,000	363,727
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	2,150,000	3,377,122
			5,615,726
TOTAL INDUSTRIALS			143,659,479
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		350,000	363,563
6% 3/1/26 (b)		350,000	366,626
HTA Group Ltd. 9.125% 3/8/22 (b)		930,000	961,969
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		1,055,000	1,098,519
SSL Robotics LLC 9.75% 12/31/23 (b)(f)		450,000	468,000
			3,258,677
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		871,000	896,853
5.45% 6/15/23 (b)		9,000,000	9,753,478
6.02% 6/15/26 (b)		3,119,000	3,564,108
TTM Technologies, Inc. 5.625% 10/1/25 (b)		6,375,000	6,502,500
			20,716,939
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		3,795,000	3,556,864
Camelot Finance SA 4.5% 11/1/26 (b)		2,375,000	2,420,011
Gartner, Inc. 5.125% 4/1/25 (b)		485,000	508,498
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,940,000	3,811,950
			10,297,323
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		768,000	787,167
Qorvo, Inc. 5.5% 7/15/26		1,546,000	1,644,558
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,098,000	1,179,658
			3,611,383
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		325,000	342,063
6.875% 8/1/25 (b)		2,285,000	2,399,250
CDK Global, Inc.:
4.875% 6/1/27		661,000	692,470
5.25% 5/15/29 (b)		435,000	461,165
5.875% 6/15/26		1,377,000	1,471,669
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		2,539,000	2,608,823
Fair Isaac Corp. 5.25% 5/15/26 (b)		3,301,000	3,598,090
Nortonlifelock, Inc. 5% 4/15/25 (b)		6,576,000	6,640,303
Nuance Communications, Inc. 5.625% 12/15/26		1,517,000	1,611,813
Open Text Corp. 5.875% 6/1/26 (b)		4,021,000	4,280,475
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		3,330,000	3,562,934
			27,669,055
TOTAL INFORMATION TECHNOLOGY			65,553,377
MATERIALS - 0.7%
Chemicals - 0.2%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		600,000	614,250
Element Solutions, Inc. 5.875% 12/1/25 (b)		3,141,000	3,266,640
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,852,000	3,331,188
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		3,469,000	3,399,620
Nutrien Ltd.:
4.2% 4/1/29		1,219,000	1,336,334
5% 4/1/49		2,122,000	2,486,599
OCI NV 6.625% 4/15/23 (b)		3,893,000	4,058,453
OCP SA 6.875% 4/25/44 (b)		150,000	187,734
Olin Corp. 5.125% 9/15/27		2,087,000	2,165,263
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,582,000	1,571,124
SABIC Capital II BV 4% 10/10/23 (b)		902,000	948,228
The Chemours Co. LLC:
5.375% 5/15/27		1,925,000	1,617,000
7% 5/15/25		1,455,000	1,345,875
TPC Group, Inc. 10.5% 8/1/24 (b)		1,040,000	1,045,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		1,688,000	1,690,161
Valvoline, Inc.:
4.375% 8/15/25		1,395,000	1,426,388
5.5% 7/15/24		1,050,000	1,093,124
			31,583,181
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (b)		336,000	344,400
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,850,000	2,095,021
7.75% 4/16/26 (b)		346,000	373,680
			2,813,101
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		8,567,000	8,995,350
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		1,942,000	2,009,970
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		3,280,000	3,124,200
7.875% 7/15/26 (b)		1,635,000	1,561,425
OI European Group BV 4% 3/15/23 (b)		1,960,000	1,955,100
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		1,426,000	1,443,825
Silgan Holdings, Inc. 4.75% 3/15/25		1,069,000	1,093,053
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		3,769,000	3,957,507
8.5% 8/15/27 (b)		565,000	614,438
			24,754,868
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		2,547,000	2,620,099
6.75% 10/19/75 (b)(c)		6,327,000	7,412,397
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		470,000	476,899
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		3,004,000	3,130,731
4.5% 8/1/47 (b)		2,375,000	2,611,758
CSN Resources SA:
6.5% 7/21/20 (b)		545,000	554,538
7.625% 2/13/23 (b)		2,370,000	2,472,206
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,254,000	1,215,596
7.25% 5/15/22 (b)		806,000	813,044
7.25% 4/1/23 (b)		6,563,000	6,599,097
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,649,000	1,657,245
3.875% 3/15/23		1,118,000	1,140,807
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		440,000	447,425
5.125% 5/15/24 (b)		160,000	170,000
Metinvest BV 7.75% 4/23/23 (b)		1,944,000	2,010,096
Polyus Finance PLC 5.25% 2/7/23 (b)		522,000	554,625
POSCO 4% 8/1/23 (b)		350,000	366,397
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,612,000	1,653,241
Stillwater Mining Co. 6.125% 6/27/22 (b)		2,013,000	2,053,260
Usiminas International SARL 5.875% 7/18/26 (b)		400,000	406,500
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,730,000	2,664,309
8.25% 6/7/21 (b)		320,000	331,600
			41,361,870
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)		1,995,000	2,087,269
TOTAL MATERIALS			102,600,289
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Campus Communities Operating Partnership LP 3.75% 4/15/23		1,267,000	1,317,027
American Homes 4 Rent LP 4.25% 2/15/28		498,000	534,130
AvalonBay Communities, Inc. 3.625% 10/1/20		1,816,000	1,832,927
Boston Properties, Inc.:
3.85% 2/1/23		2,116,000	2,220,113
4.5% 12/1/28		7,625,000	8,669,829
Camden Property Trust:
2.95% 12/15/22		2,403,000	2,453,187
4.25% 1/15/24		3,336,000	3,571,186
Corporate Office Properties LP 5% 7/1/25		4,492,000	4,836,714
Corrections Corp. of America:
4.125% 4/1/20		955,000	955,478
4.625% 5/1/23		2,335,000	2,279,544
5% 10/15/22		1,895,000	1,892,631
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,920,880
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,367,366
3.75% 12/1/24		1,963,000	2,078,308
3.875% 10/15/22		6,311,000	6,572,970
Equity One, Inc. 3.75% 11/15/22		6,569,000	6,816,525
ERP Operating LP 4.75% 7/15/20		2,795,000	2,840,495
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		641,000	661,833
HCP, Inc.:
3.25% 7/15/26		1,156,000	1,201,080
3.5% 7/15/29		1,322,000	1,383,421
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,663,280
3.5% 8/1/26		2,790,000	2,908,165
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	17,117,883
iStar Financial, Inc.:
4.75% 10/1/24		600,000	616,125
6% 4/1/22		456,000	466,260
Lexington Corporate Properties Trust 4.4% 6/15/24		1,672,000	1,743,827
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,811,000	2,951,550
5.25% 8/1/26		2,057,000	2,185,994
6.375% 3/1/24		817,000	854,525
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		11,904,000	11,934,909
4.375% 8/1/23		15,275,000	16,249,879
4.5% 1/15/25		3,878,000	4,108,039
4.5% 4/1/27		18,502,000	20,051,142
4.75% 1/15/28		10,700,000	11,722,917
4.95% 4/1/24		9,768,000	10,551,320
5.25% 1/15/26		10,610,000	11,706,144
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,250,016
5% 12/15/23		737,000	777,678
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	335,380
Senior Housing Properties Trust 6.75% 4/15/20		91,000	91,316
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,198,497
4.25% 2/1/26		10,537,000	11,146,736
4.625% 7/15/22		2,313,000	2,413,187
4.7% 6/1/27		496,000	541,332
Store Capital Corp. 4.625% 3/15/29		3,549,000	3,941,768
The GEO Group, Inc.:
5.875% 10/15/24		510,000	427,125
6% 4/15/26		700,000	554,750
Ventas Realty LP:
3% 1/15/30		15,631,000	15,524,345
3.125% 6/15/23		1,981,000	2,032,758
3.5% 2/1/25		2,163,000	2,252,774
3.75% 5/1/24		9,073,000	9,550,904
4% 3/1/28		3,986,000	4,294,024
4.125% 1/15/26		2,017,000	2,169,559
VICI Properties, Inc.:
4.25% 12/1/26 (b)		1,875,000	1,912,500
4.625% 12/1/29 (b)		270,000	278,411
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,012,232
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,711,110
4% 2/1/25		12,346,000	12,973,792
			253,627,797
Real Estate Management & Development - 0.9%
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	3,109,000	3,502,974
1.75% 3/12/29 (Reg. S)	EUR	2,850,000	3,145,971
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,446,598
2.2% 7/24/25 (Reg. S)	EUR	3,492,000	4,085,799
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,969,618
3.95% 11/15/27		8,220,000	8,650,302
4.1% 10/1/24		7,423,000	7,844,329
4.55% 10/1/29		8,895,000	9,719,049
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,300,000	1,467,375
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	5,000,000	5,646,725
Deutsche Annington Finance BV 5% 10/2/23 (b)		2,105,000	2,240,049
Digital Realty Trust LP:
3.625% 10/1/22		3,341,000	3,454,551
3.95% 7/1/22		4,297,000	4,477,147
4.75% 10/1/25		11,110,000	12,323,827
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,379,216
Greystar Real Estate Partners 5.75% 12/1/25 (b)		261,000	271,223
Host Hotels & Resorts LP 4.75% 3/1/23		54,000	57,526
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,988,000	4,184,130
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	301,953
Liberty Property LP:
3.375% 6/15/23		2,967,000	3,081,401
4.125% 6/15/22		5,400,000	5,639,746
4.4% 2/15/24		4,724,000	5,120,331
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	3,260,000	3,639,532
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	5,259,278
4.5% 4/18/22		6,302,000	6,395,541
Post Apartment Homes LP 3.375% 12/1/22		933,000	958,879
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	3,960,767
Shimao Property Holdings Ltd. 4.75% 7/3/22		290,000	296,746
Tanger Properties LP:
3.125% 9/1/26		4,970,000	4,894,336
3.75% 12/1/24		8,801,000	8,980,554
3.875% 12/1/23		1,746,000	1,796,892
TLG Immobilien AG 0.375% 9/23/22 (Reg. S)	EUR	1,200,000	1,327,396
			138,519,761
TOTAL REAL ESTATE			392,147,558
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,825,123
Clearway Energy Operating LLC 5.75% 10/15/25		1,252,000	1,314,600
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)		6,938,000	6,922,680
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		10,650,000	11,329,322
6.4% 9/15/20 (b)		9,399,000	9,682,657
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		3,822,000	3,811,490
5.75% 1/26/21 (Reg. S)		1,015,000	1,012,209
6.75% 8/6/23 (b)		700,000	703,500
7.125% 2/11/25 (b)		595,000	596,488
Eversource Energy 2.8% 5/1/23		5,482,000	5,570,503
Exelon Corp. 2.85% 6/15/20		1,774,000	1,780,468
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	11,952,113
7.375% 11/15/31		23,272,000	32,610,742
InterGen NV 7% 6/30/23 (b)		4,030,000	3,909,100
IPALCO Enterprises, Inc.:
3.45% 7/15/20		9,979,000	10,035,704
3.7% 9/1/24		3,797,000	3,944,823
LG&E and KU Energy LLC 3.75% 11/15/20		526,000	531,977
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,548,230
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,904,000	1,956,360
4.5% 9/15/27 (b)		339,000	345,780
NRG Yield Operating LLC 5% 9/15/26		1,432,000	1,482,120
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		2,965,411	3,217,471
NV Energy, Inc. 6.25% 11/15/20		1,270,000	1,320,236
ORSTED A/S 1.75% (Reg. S) (c)(f)(g)	EUR	1,100,000	1,204,708
Pampa Holding SA 7.5% 1/24/27 (b)		321,000	245,465
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,681,376
TECO Finance, Inc. 5.15% 3/15/20		1,365,000	1,376,243
Vistra Operations Co. LLC:
5% 7/31/27 (b)		1,855,000	1,926,881
5.5% 9/1/26 (b)		6,599,000	6,945,448
			131,783,817
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,357,185
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		15,628,000	16,253,120
Emera U.S. Finance LP:
2.7% 6/15/21		1,835,000	1,848,319
3.55% 6/15/26		2,935,000	3,060,782
NRG Energy, Inc.:
5.25% 6/15/29 (b)		1,975,000	2,116,805
6.625% 1/15/27		615,000	665,738
Talen Energy Supply LLC 10.5% 1/15/26 (b)		3,930,000	3,333,976
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		747,000	759,763
5% 1/31/28 (b)		842,000	875,158
The AES Corp.:
4.5% 3/15/23		1,054,000	1,080,350
4.875% 5/15/23		2,969,000	3,020,958
5.125% 9/1/27		2,642,000	2,823,638
6% 5/15/26		561,000	598,856
			36,437,463
Multi-Utilities - 0.5%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (c)(d)		12,786,000	11,747,138
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (c)(d)		3,755,000	3,567,250
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	5,630,237
5.8% 2/1/42		2,300,000	2,955,781
5.95% 6/15/41		4,294,000	5,551,097
NiSource, Inc. 2.95% 9/1/29		17,668,000	17,673,994
Puget Energy, Inc.:
6% 9/1/21		5,649,000	6,006,815
6.5% 12/15/20		1,860,000	1,942,821
Sempra Energy:
2.875% 10/1/22		2,090,000	2,123,545
6% 10/15/39		5,447,000	7,068,885
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (c)(d)		1,401,000	1,254,728
			65,522,291
TOTAL UTILITIES			235,100,756

TOTAL NONCONVERTIBLE BONDS			5,033,036,763

TOTAL CORPORATE BONDS
(Cost $4,741,481,319)			5,037,917,851

U.S. Government and Government Agency Obligations - 30.4%
U.S. Treasury Inflation-Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$52,292,300	$60,243,071
1% 2/15/46		19,539,900	23,725,723
1% 2/15/49		18,870,000	21,836,249
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		17,904,900	19,348,338
0.375% 7/15/25		91,333,200	100,163,145
0.375% 1/15/27		38,687,200	41,623,571
0.625% 1/15/26		85,738,500	95,035,717
0.75% 7/15/28		125,065,600	134,327,334
0.875% 1/15/29		71,295,300	76,937,677

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			573,240,825

U.S. Treasury Obligations - 26.4%
U.S. Treasury Bonds:
2.25% 8/15/46 (h)(i)		148,800	149,904
2.75% 11/15/47		52,251,100	58,149,759
3% 5/15/45		33,263,500	38,447,928
3% 2/15/48		6,005,900	7,005,085
3% 2/15/49		339,259,000	397,184,825
5% 5/15/37		9,400	13,613
U.S. Treasury Notes:
1.25% 10/31/21 (h)(i)		1,742,100	1,728,966
1.5% 9/30/24		75,000,000	74,537,109
1.625% 9/30/26		455,668,000	452,659,880
1.625% 11/30/26		170,811,000	169,690,053
1.625% 8/15/29		398,378,000	392,464,577
1.75% 6/30/24		480,260,000	482,792,533
2% 4/30/24		9,073,300	9,215,779
2% 11/15/26		13,667,000	13,913,647
2.125% 3/31/24		74,269,000	75,794,996
2.125% 7/31/24		126,782,000	129,565,260
2.125% 11/30/24 (h)(i)(j)		20,001,700	20,461,895
2.125% 5/15/25 (h)(i)		834,700	854,231
2.125% 5/31/26		313,445,000	321,207,660
2.25% 4/30/24		219,880,000	225,660,439
2.25% 12/31/24		224,574,900	231,084,064
2.25% 2/15/27		39,711,900	41,112,675
2.25% 11/15/27		113,969,800	118,252,571
2.375% 4/30/26		84,892,000	88,277,732
2.375% 5/15/29		4,250,000	4,467,148
2.5% 1/31/24		130,600,000	135,145,493
2.75% 11/30/20 (h)		4,304,000	4,348,553
2.75% 2/15/28		54,737,100	58,919,357
2.875% 11/30/25		50,000,000	53,341,797
2.875% 8/15/28		78,639,600	85,671,086
3.125% 11/15/28		92,066,000	102,369,480

TOTAL U.S. TREASURY OBLIGATIONS			3,794,488,095

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,171,646,319)			4,367,728,920

U.S. Government Agency - Mortgage Securities - 20.9%
Fannie Mae - 7.1%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (c)(d)		19,030	19,723
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(d)		5,601	5,823
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (c)(d)		20,790	21,502
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (c)(d)		13,436	14,025
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)		8,463	8,780
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (c)(d)		39,958	41,699
12 month U.S. LIBOR + 1.610% 4.313% 3/1/33 (c)(d)		15,030	15,585
12 month U.S. LIBOR + 1.641% 3.879% 9/1/36 (c)(d)		10,912	11,405
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)		17,687	18,512
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (c)(d)		9,623	10,026
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (c)(d)		28,253	29,137
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (c)(d)		32,200	33,617
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (c)(d)		11,770	12,263
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (c)(d)		42,953	44,611
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (c)(d)		37,133	38,625
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (c)(d)		35,426	36,971
12 month U.S. LIBOR + 1.800% 4.235% 12/1/40 (c)(d)		1,054,754	1,095,991
12 month U.S. LIBOR + 1.800% 4.5% 7/1/41 (c)(d)		33,908	35,481
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (c)(d)		90,236	92,995
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (c)(d)		19,123	19,921
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (c)(d)		17,029	17,701
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (c)(d)		11,903	12,442
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (c)(d)		83,611	86,453
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (c)(d)		38,563	40,344
12 month U.S. LIBOR + 1.830% 3.879% 10/1/41 (c)(d)		10,276	10,689
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(d)		13,833	14,466
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (c)(d)		12,150	12,758
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (c)(d)		31,858	32,913
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (c)(d)		6,107	6,321
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (c)(d)		5,071	5,252
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (c)(d)		2,602	2,689
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (c)(d)		3,227	3,343
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (c)(d)		478	498
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (c)(d)		5,862	6,147
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (c)(d)		44,875	47,283
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)		5,041	5,302
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.27% 6/1/36 (c)(d)		34,806	36,509
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (c)(d)		16,745	17,579
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.859% 7/1/34 (c)(d)		42,540	44,727
2.5% 5/1/31 to 8/1/43		69,462,993	69,817,847
3% 7/1/27 to 10/1/49		273,575,699	281,164,266
3.5% 7/1/32 to 11/1/49 (h)(j)		251,189,557	262,777,471
4% 5/1/29 to 11/1/49		219,399,301	231,674,401
4.5% to 4.5% 6/1/33 to 9/1/49		106,249,979	114,073,426
5% 3/1/20 to 2/1/49		42,477,504	46,576,473
5.248% 8/1/41 (c)		625,722	681,037
5.5% 10/1/21 to 5/1/44		7,255,005	8,102,105
6% to 6% 2/1/20 to 1/1/42		2,856,846	3,270,538
6.5% 3/1/22 to 4/1/37		1,236,713	1,408,316
6.528% 2/1/39 (c)		634,635	685,809
7% to 7% 9/1/21 to 7/1/37		270,099	305,669
7.5% to 7.5% 6/1/25 to 2/1/32		118,333	134,158
8% 8/1/29 to 3/1/37		4,073	4,867
9.5% 9/1/21		43	44

TOTAL FANNIE MAE			1,022,686,535

Freddie Mac - 4.4%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (c)(d)		10,494	10,811
12 month U.S. LIBOR + 1.370% 3.971% 3/1/36 (c)(d)		35,136	36,346
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (c)(d)		30,977	32,059
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)		9,120	9,435
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (c)(d)		180,262	186,952
12 month U.S. LIBOR + 1.750% 4.25% 12/1/40 (c)(d)		485,417	501,834
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (c)(d)		104,113	108,106
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)		12,081	12,572
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (c)(d)		12,002	12,607
12 month U.S. LIBOR + 1.870% 4.801% 4/1/41 (c)(d)		11,219	11,662
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)		15,360	16,064
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (c)(d)		152,445	158,615
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		14,715	15,297
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (c)(d)		28,441	29,641
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(d)		23,048	24,225
12 month U.S. LIBOR + 1.910% 4.811% 5/1/41 (c)(d)		26,770	27,868
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		6,863	7,199
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (c)(d)		34,623	36,282
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (c)(d)		17,414	18,261
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (c)(d)		520	543
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (c)(d)		29,619	30,947
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (c)(d)		11,437	11,658
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (c)(d)		12,503	12,927
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (c)(d)		3,112	3,220
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (c)(d)		35,748	37,081
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(d)		17,598	18,318
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(d)		4,549	4,723
6 month U.S. LIBOR + 1.840% 4.122% 10/1/36 (c)(d)		50,817	53,062
6 month U.S. LIBOR + 1.910% 4.192% 10/1/35 (c)(d)		30,855	32,186
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (c)(d)		8,934	9,298
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(d)		13,459	14,011
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (c)(d)		14,031	14,665
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (c)(d)		42,051	44,123
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (c)(d)		82,071	86,027
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.717% 3/1/35 (c)(d)		157,877	165,716
2.5% 6/1/31 to 5/1/33		23,546,091	23,840,595
3% 4/1/32 to 10/1/49		90,711,128	93,320,880
3.5% 1/1/32 to 5/1/49(h)(i)(k)		233,954,254	245,072,088
3.5% 8/1/47		61,522	64,400
4% 6/1/33 to 10/1/48		178,681,244	189,482,070
4% 4/1/48		444,678	464,601
4.5% 6/1/25 to 12/1/48		58,121,243	62,202,603
5% 6/1/20 to 7/1/41		5,420,913	5,987,820
5.5% 2/1/20 to 5/1/40		1,878,231	2,096,812
6% 10/1/21 to 12/1/37		541,294	614,507
6.5% 9/1/21 to 9/1/39		695,596	801,796
7% 8/1/21 to 9/1/36		252,836	289,126
7.5% 1/1/27 to 11/1/31		5,328	6,127
8% 7/1/24 to 4/1/32		6,493	7,431
8.5% 12/1/22 to 1/1/28		5,805	6,478

TOTAL FREDDIE MAC			626,051,675

Ginnie Mae - 7.4%
3.5% 9/20/40 to 8/20/48		294,615,351	308,218,526
4% 5/20/33 to 5/20/49		156,076,503	165,218,974
4.5% 6/20/33 to 6/20/48		68,787,052	73,362,091
5% 12/15/32 to 4/20/48		18,045,582	19,541,961
5.5% 7/15/33 to 9/15/39		428,244	481,482
6% to 6% 10/15/30 to 11/15/39		146,140	165,242
7% to 7% 11/15/22 to 3/15/33		258,001	293,518
7.5% to 7.5% 2/15/22 to 9/15/31		90,208	99,732
8% 11/15/21 to 11/15/29		25,247	27,432
8.5% 10/15/21 to 1/15/31		5,630	6,401
9% 1/15/23		48	52
9.5% 12/15/20 to 3/15/23		14	15
3% 5/20/42 to 9/20/48		71,701,311	74,040,708
3% 12/1/49 (f)		111,200,000	114,284,065
3% 12/1/49 (f)		80,500,000	82,732,619
3% 12/1/49 (f)		62,900,000	64,644,494
3% 12/1/49 (f)		41,000,000	42,137,110
3% 12/1/49 (f)		275,000	282,627
3% 12/1/49 (f)		2,075,000	2,132,549
3% 12/1/49 (f)		1,925,000	1,978,389
3% 12/1/49 (f)		600,000	616,641
3% 12/1/49 (f)		1,150,000	1,181,895
3% 12/1/49 (f)		15,400,000	15,827,110
3% 12/1/49 (f)		12,425,000	12,769,600
3% 12/1/49 (f)		1,800,000	1,849,922
3% 12/1/49 (f)		200,000	205,547
3.5% 12/1/49 (f)		32,900,000	34,002,663
3.5% 12/1/49 (f)		22,000,000	22,737,343
3.5% 12/1/49 (f)		18,500,000	19,120,039
6.5% 3/20/31 to 6/15/37		82,273	94,665

TOTAL GINNIE MAE			1,058,053,412

Uniform Mortgage Backed Securities - 2.0%
2.5% 12/1/34 (f)		25,200,000	25,422,468
3% 12/1/34 (f)		14,800,000	15,146,875
3% 12/1/49 (f)		29,950,000	30,373,511
3% 12/1/49 (f)		23,000,000	23,325,234
3% 12/1/49 (f)		41,000,000	41,579,765
3% 12/1/49 (f)		35,500,000	36,001,991
3.5% 12/1/49 (f)		85,100,000	87,360,469
3.5% 12/1/49 (f)		9,800,000	10,060,313
4% 12/1/49 (f)		23,500,000	24,381,250

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			293,651,876

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,923,385,147)			3,000,443,498

Asset-Backed Securities - 3.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$6,614,956	$6,649,786
Series 2019-1 Class A, 3.844% 5/15/39 (b)		8,246,880	8,309,749
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		13,379,043	13,312,996
Class B, 4.458% 10/16/39 (b)		2,352,654	2,341,400
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (b)(c)(d)		12,631,000	12,623,762
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		261,000	290,993
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		364,000	394,618
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		611,000	678,500
Class XS, 0% 10/17/52 (b)(c)(l)(m)		423,393	4
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (b)(c)(d)		11,120,000	11,120,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (b)(c)(d)		14,121,000	14,098,943
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1847% 6/26/34 (b)(c)(d)		3,518	8,356
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (b)(c)(d)(f)(n)		6,300,000	6,300,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		13,778,094	14,158,355
Class AA, 2.487% 12/16/41 (b)		2,600,125	2,590,453
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		12,269,562	12,471,808
Class B, 5.095% 4/15/39 (b)		4,208,954	4,271,315
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		11,117,532	11,331,795
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (b)(c)(d)		9,285,000	9,274,220
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (b)(c)(d)		6,355,000	6,351,803
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.058% 10/25/37 (b)(c)(d)		4,571,032	4,619,882
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		3,025,344	3,041,652
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		5,700,000	5,699,595
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		5,276,471	5,297,301
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.6776% 1/25/35 (c)		6,142	6,128
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(c)(d)(m)		185,379	19
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		6,176,940	6,275,586
Class A2II, 4.03% 11/20/47 (b)		10,465,420	10,819,465
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		14,868	15,070
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (b)(c)(d)		4,138,000	4,141,095
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (b)(c)(d)		14,945,000	14,941,129
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (b)(c)(d)		10,386,000	10,385,169
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.533% 3/25/34 (c)(d)		779	745
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (b)(c)(d)		12,358,000	12,358,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		1,720,000	1,895,879
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (b)		532,000	528,137
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.4125% 7/17/34 (b)(c)(d)		153,000	153,763
Class F, 1 month U.S. LIBOR + 3.530% 5.3015% 7/17/34 (b)(c)(d)		197,000	197,256
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.1125% 7/17/37 (b)(c)(d)		389,000	388,272
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		5,504,096	5,693,713
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		5,724,359	5,787,205
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.0125% 12/17/36 (b)(c)(d)		132,379	132,194
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.0154% 6/17/37 (b)(c)(d)		701,000	700,998
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (b)(c)(d)		5,120,000	5,117,706
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (b)(c)(d)		12,607,000	12,599,864
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (b)(c)(d)		5,990,000	5,990,000
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (b)(c)(d)		11,179,000	11,175,792
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1/15/33 (b)(c)(d)(n)		8,105,000	8,105,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)		7,728,000	7,732,576
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		5,665,923	5,864,545
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		2,618,487	2,621,447
Series 2018-3A Class A 3.5545% 11/25/28 (b)		5,400,229	5,390,152
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		4,777,478	4,780,398
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (c)(d)		214,683	214,315
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (b)(c)(d)		12,592,000	12,585,477
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.7396% 7/25/25 (c)(d)		1,453,655	1,455,618
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36 (c)(d)		536,000	539,437
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)		9,122,000	9,167,610
Progress Residential Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)		100,000	101,346
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		269,000	273,718
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		166,000	169,731
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		392,000	404,871
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		330,000	341,261
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		116,000	118,818
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)		1,082,000	1,082,854
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		10,434,410	10,552,733
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (b)		12,474,000	12,617,169
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.3654% 1/17/35 (b)(c)(d)		527,000	527,403
Class F, 1 month U.S. LIBOR + 3.400% 5.1654% 1/17/35 (b)(c)(d)		529,000	529,397
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.3905% 12/5/36 (b)(c)(d)(m)		341,650	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (c)(d)		9,027	8,863
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		7,460,937	7,647,452
Series 2018-A Class A, 4.147% 9/15/38 (b)		11,759,917	12,040,319
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		16,008,000	15,943,278
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		9,786,322	10,179,064
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		12,872,353	13,246,680
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		4,866,819	5,075,896
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (b)(c)(d)		934,000	680,699
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		188,000	187,806
Class F, 5.769% 11/17/33 (b)		442,000	451,244
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		927,000	954,315
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		743,000	779,876
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		525,000	524,686
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		2,438,997	2,446,648
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		403,000	401,973
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (b)(c)(d)		12,578,000	12,571,485
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (b)(c)(d)		13,214,000	13,206,693
TOTAL ASSET-BACKED SECURITIES
(Cost $441,729,861)			446,063,350

Collateralized Mortgage Obligations - 1.7%
Private Sponsor - 1.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.9628% 6/27/36 (b)(c)(d)		1,232,475	1,217,464
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.0464% 7/26/36 (b)(c)		218,554	216,123
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.268% 1/25/35 (c)(d)		3,012	3,010
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		1,447,524	1,466,900
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.5548% 1/25/37 (b)(c)		214,474	217,079
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(m)		1,692	319
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		1,283,373	1,298,123
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (b)(c)(d)		1,721,758	1,665,911
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)		85,147	81,858
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.508% 2/25/32 (c)(d)		5,312	5,373
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.7625% 3/18/32 (c)(d)		9,632	9,810
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (c)(d)		11,252	11,436
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.708% 10/25/32 (c)(d)		14,326	14,561
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.458% 1/25/32 (c)(d)		5,453	5,508
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.392% 12/25/33 (c)(l)(o)		179,465	45,521
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.972% 11/25/36 (c)(l)(o)		129,612	24,705
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		3,864	4,052
Series 1993-207 Class H, 6.5% 11/25/23		59,994	63,902
Series 1996-28 Class PK, 6.5% 7/25/25		20,797	22,213
Series 1999-17 Class PG, 6% 4/25/29		76,892	83,401
Series 1999-32 Class PL, 6% 7/25/29		74,613	81,898
Series 1999-33 Class PK, 6% 7/25/29		55,334	60,208
Series 2001-52 Class YZ, 6.5% 10/25/31		6,993	7,997
Series 2003-28 Class KG, 5.5% 4/25/23		33,300	34,522
Series 2005-102 Class CO 11/25/35 (p)		39,053	35,669
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.1092% 8/25/35 (c)(o)		11,334	14,361
Series 2005-81 Class PC, 5.5% 9/25/35		103,972	114,245
Series 2006-12 Class BO 10/25/35 (p)		176,238	160,987
Series 2006-37 Class OW 5/25/36 (p)		17,714	15,970
Series 2006-45 Class OP 6/25/36 (p)		58,915	52,946
Series 2006-62 Class KP 4/25/36 (p)		99,665	90,231
Series 2012-149:
Class DA, 1.75% 1/25/43		1,997,351	1,972,847
Class GA, 1.75% 6/25/42		2,098,885	2,066,593
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		16,657	18,776
Series 1999-25 Class Z, 6% 6/25/29		60,192	66,913
Series 2001-20 Class Z, 6% 5/25/31		81,702	89,434
Series 2001-31 Class ZC, 6.5% 7/25/31		44,210	49,867
Series 2002-16 Class ZD, 6.5% 4/25/32		25,528	29,252
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.842% 11/25/32 (c)(l)(o)		101,462	14,151
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		422,679	33,935
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.932% 12/25/36 (c)(l)(o)		86,228	20,220
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.732% 5/25/37 (c)(l)(o)		50,155	10,197
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.9687% 9/25/23 (c)(o)		2,775	3,254
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.392% 3/25/33 (c)(l)(o)		13,218	2,787
Series 2005-72 Class ZC, 5.5% 8/25/35		706,541	767,476
Series 2005-79 Class ZC, 5.9% 9/25/35		492,738	561,652
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.372% 6/25/37 (c)(o)		42,512	86,238
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (c)(o)		65,365	131,632
Class SB, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (c)(o)		23,398	41,251
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.837% 8/25/37 (c)(l)(o)		1,920,515	384,237
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.642% 3/25/38 (c)(l)(o)		340,955	63,519
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.652% 6/25/21 (c)(l)(o)		273	2
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.342% 12/25/40 (c)(l)(o)		319,373	55,684
Class ZA, 4.5% 12/25/40		1,416,052	1,573,711
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		227,835	16,463
Series 2010-150 Class ZC, 4.75% 1/25/41		1,694,509	1,907,685
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		333	2
Series 2010-95 Class ZC, 5% 9/25/40		3,626,811	4,096,730
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		20,294	240
Series 2011-39 Class ZA, 6% 11/25/32		227,408	257,927
Series 2011-4 Class PZ, 5% 2/25/41		747,131	865,826
Series 2011-67 Class AI, 4% 7/25/26 (l)		73,281	5,136
Series 2011-83 Class DI, 6% 9/25/26 (l)		63,855	3,438
Series 2012-100 Class WI, 3% 9/25/27 (l)		1,363,866	106,817
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (c)(l)(o)		436,860	41,699
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (c)(l)(o)		548,678	58,176
Series 2013-133 Class IB, 3% 4/25/32 (l)		872,053	58,809
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (c)(l)(o)		462,742	76,732
Series 2013-51 Class GI, 3% 10/25/32 (l)		1,320,406	110,700
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.012% 6/25/35 (c)(l)(o)		257,538	50,727
Series 2015-42 Class IL, 6% 6/25/45 (l)		1,967,002	405,474
Series 2015-70 Class JC, 3% 10/25/45		1,676,184	1,726,803
Series 2017-30 Class AI, 5.5% 5/25/47 (l)		1,066,604	218,355
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		2,662,405	2,658,673
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.5654% 1/15/32 (c)(d)		4,427	4,478
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (c)(d)		6,207	6,294
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.7654% 3/15/32 (c)(d)		6,044	6,142
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.6654% 6/15/31 (c)(d)		11,080	11,234
Class FG, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (c)(d)		3,432	3,480
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.0154% 5/15/37 (c)(d)		237,194	235,640
planned amortization class:
Series 2006-15 Class OP 3/25/36 (p)		177,975	161,448
Series 2095 Class PE, 6% 11/15/28		88,179	95,989
Series 2101 Class PD, 6% 11/15/28		7,256	7,875
Series 2121 Class MG, 6% 2/15/29		36,027	39,348
Series 2131 Class BG, 6% 3/15/29		249,025	271,806
Series 2137 Class PG, 6% 3/15/29		35,725	39,149
Series 2154 Class PT, 6% 5/15/29		63,309	69,836
Series 2162 Class PH, 6% 6/15/29		13,383	14,519
Series 2520 Class BE, 6% 11/15/32		90,980	101,664
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8346% 3/15/23 (c)(l)(o)		1,577	43
Series 2693 Class MD, 5.5% 10/15/33		936,911	1,046,343
Series 2802 Class OB, 6% 5/15/34		113,722	122,865
Series 2962 Class BE, 4.5% 4/15/20		8,197	8,214
Series 3002 Class NE, 5% 7/15/35		239,089	256,583
Series 3110 Class OP 9/15/35 (p)		102,958	97,159
Series 3119 Class PO 2/15/36 (p)		214,871	193,826
Series 3121 Class KO 3/15/36 (p)		35,773	32,519
Series 3123 Class LO 3/15/36 (p)		121,151	109,459
Series 3145 Class GO 4/15/36 (p)		116,965	106,047
Series 3189 Class PD, 6% 7/15/36		207,100	238,816
Series 3225 Class EO 10/15/36 (p)		64,540	58,217
Series 3258 Class PM, 5.5% 12/15/36		101,197	109,701
Series 3415 Class PC, 5% 12/15/37		81,109	88,455
Series 3786 Class HI, 4% 3/15/38 (l)		178,119	7,120
Series 3806 Class UP, 4.5% 2/15/41		666,856	709,854
Series 3832 Class PE, 5% 3/15/41		862,000	937,088
Series 4135 Class AB, 1.75% 6/15/42		1,586,207	1,567,440
sequential payer:
Series 2135 Class JE, 6% 3/15/29		16,840	18,552
Series 2274 Class ZM, 6.5% 1/15/31		21,898	24,628
Series 2281 Class ZB, 6% 3/15/30		45,340	49,058
Series 2303 Class ZV, 6% 4/15/31		21,732	23,811
Series 2357 Class ZB, 6.5% 9/15/31		165,033	188,688
Series 2502 Class ZC, 6% 9/15/32		40,991	45,697
Series 2519 Class ZD, 5.5% 11/15/32		65,357	71,569
Series 2546 Class MJ, 5.5% 3/15/23		20,460	21,244
Series 2601 Class TB, 5.5% 4/15/23		9,931	10,371
Series 2998 Class LY, 5.5% 7/15/25		35,645	37,527
Series 3871 Class KB, 5.5% 6/15/41		1,362,149	1,568,739
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8346% 2/15/36 (c)(l)(o)		68,772	15,007
Series 2013-4281 Class AI, 4% 12/15/28 (l)		677,099	43,117
Series 2017-4683 Class LM, 3% 5/15/47		2,420,189	2,455,227
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.325% 8/15/24 (c)(o)		781	964
Class SD, 86.400% - 1 month U.S. LIBOR 63.5001% 8/15/24 (c)(o)		1,151	1,665
Series 2933 Class ZM, 5.75% 2/15/35		973,816	1,136,082
Series 2935 Class ZK, 5.5% 2/15/35		899,397	994,092
Series 2947 Class XZ, 6% 3/15/35		321,209	361,072
Series 2996 Class ZD, 5.5% 6/15/35		690,879	793,754
Series 3237 Class C, 5.5% 11/15/36		982,910	1,109,327
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.8946% 11/15/36 (c)(l)(o)		268,782	57,022
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.9846% 3/15/37 (c)(l)(o)		401,607	89,679
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.9946% 4/15/37 (c)(l)(o)		559,204	128,316
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8146% 6/15/37 (c)(l)(o)		206,166	39,973
Series 3949 Class MK, 4.5% 10/15/34		174,548	184,599
Series 3955 Class YI, 3% 11/15/21 (l)		160,723	3,348
Series 4055 Class BI, 3.5% 5/15/31 (l)		790,365	58,627
Series 4149 Class IO, 3% 1/15/33 (l)		619,700	69,998
Series 4314 Class AI, 5% 3/15/34 (l)		228,786	18,584
Series 4427 Class LI, 3.5% 2/15/34 (l)		1,524,045	143,354
Series 4471 Class PA 4% 12/15/40		1,406,394	1,446,533
target amortization class Series 2156 Class TC, 6.25% 5/15/29		44,494	47,301
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5496% 12/25/46 (b)(c)		330,000	330,430
Series 2010-K7 Class B, 5.7106% 4/25/20 (b)(c)		362,930	365,913
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9275% 6/16/37 (c)(l)(o)		117,852	25,369
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.3549% 3/20/60 (c)(d)(q)		1,485,634	1,486,803
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (c)(d)(q)		189,394	188,457
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (c)(d)(q)		223,156	221,980
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (c)(d)(q)		248,250	246,982
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (c)(d)(q)		480,393	478,764
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 12/20/60 (c)(d)(q)		643,198	643,089
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 2/20/61 (c)(d)(q)		1,299,086	1,299,007
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4873% 2/20/61 (c)(d)(q)		1,690,911	1,690,504
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (c)(d)(q)		580,069	579,961
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (c)(d)(q)		732,353	732,192
Class FC, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (c)(d)(q)		653,739	653,612
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.5273% 6/20/61 (c)(d)(q)		790,100	790,473
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (c)(d)(q)		1,565,514	1,568,714
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (c)(d)(q)		829,940	833,473
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (c)(d)(q)		521,944	524,148
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (c)(d)(q)		782,338	784,457
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (c)(d)(q)		489,289	489,744
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (c)(d)(q)		40,101	40,199
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.5173% 10/20/62 (c)(d)(q)		445,139	445,253
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.5273% 7/20/60 (c)(d)(q)		17,546	17,554
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.3573% 3/20/63 (c)(d)(q)		724,720	722,183
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 1/20/64 (c)(d)(q)		776,322	777,721
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.5973% 12/20/63 (c)(d)(q)		2,426,436	2,431,546
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.4973% 6/20/64 (c)(d)(q)		3,169,824	3,169,205
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/64 (c)(d)(q)		10,213,101	10,210,927
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3973% 12/20/62 (c)(d)(q)		205,265	205,093
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (c)(o)		2,061,000	2,429,535
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		159,436	13,306
Series 2016-69 Class WA, 3% 2/20/46		2,082,228	2,119,288
Series 2017-134 Class BA, 2.5% 11/20/46		2,103,241	2,123,982
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		361,637	396,131
Series 2010-160 Class DY, 4% 12/20/40		4,336,429	4,705,928
Series 2010-170 Class B, 4% 12/20/40		970,014	1,052,702
Series 2017-139 Class BA, 3% 9/20/47		9,415,669	9,519,550
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7375% 5/16/34 (c)(l)(o)		65,837	12,086
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4375% 8/17/34 (c)(l)(o)		73,735	16,354
Series 2010-116 Class QB, 4% 9/16/40		9,207,334	9,571,760
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 5/20/60 (c)(d)(q)		569,432	566,628
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3764% 7/20/41 (c)(l)(o)		371,159	67,626
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9375% 6/16/42 (c)(l)(o)		246,663	49,349
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (c)(o)		287,447	295,533
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (c)(o)		1,013,621	1,050,349
Series 2013-149 Class MA, 2.5% 5/20/40		5,017,436	5,080,591
Series 2014-2 Class BA, 3% 1/20/44		4,278,881	4,432,490
Series 2014-21 Class HA, 3% 2/20/44		1,947,941	2,020,981
Series 2014-25 Class HC, 3% 2/20/44		2,978,848	3,099,557
Series 2014-5 Class A, 3% 1/20/44		2,630,714	2,724,957
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)		1,795,503	1,795,465
Series 2015-H21:
Class HA, 2.5% 6/20/63 (q)		148,560	148,470
Class JA, 2.5% 6/20/65 (q)		1,626,309	1,626,173
Series 2017-186 Class HK, 3% 11/16/45		4,223,460	4,268,722
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (c)(d)(q)		6,479,643	6,461,301
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (b)(c)(d)		7,438,623	7,425,546
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.9955% 3/25/37 (c)		39,561	37,166
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (b)(c)(d)		10,399,076	10,394,064
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0524% 6/21/36 (b)(c)(d)		450,030	448,254
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (b)(c)(d)		6,337,934	6,347,637
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		24,365,000	24,485,899
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (c)(d)		87,336	87,080
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/35 (c)(d)		15,981	15,985
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (b)(c)(d)		22,095,000	22,095,884
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (b)(c)(d)		5,089,000	5,090,226
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (b)		6,135,000	6,195,391
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.2199% 7/26/45 (b)(c)		955,769	964,133
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (c)(d)		3,520	3,450
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (b)(c)(d)		12,444,000	12,427,064
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.348% 9/25/43 (c)(d)		1,707,302	1,718,243
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		905,518	904,575

TOTAL PRIVATE SPONSOR			242,095,683

U.S. Government Agency - 0.0%
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)		50,570	10,272
Series 343 Class 16, 5.5% 5/25/34 (l)		43,341	7,898
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		29,409	7,153
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		19,377	3,943
Class 13, 6% 3/25/34 (l)		26,584	5,358
Series 359 Class 19, 6% 7/25/35 (c)(l)		16,483	3,688
Series 384 Class 6, 5% 7/25/37 (l)		208,027	41,346
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8213% 2/15/24 (c)(d)		14,646	14,739
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		33,580	36,524
Series 2056 Class Z, 6% 5/15/28		63,226	68,811
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,087,916	2,230,701
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		4,812,163	5,071,055

TOTAL U.S. GOVERNMENT AGENCY			7,501,488

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $245,953,639)			249,597,171

Commercial Mortgage Securities - 3.9%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.820% 4.5924% 9/15/34 (b)(c)(d)		703,000	705,191
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		195,000	201,260
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (c)(l)		1,402	3
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)		7,809,000	8,043,114
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,753,000	1,805,585
Class CNM, 3.8425% 11/5/32 (b)(c)		725,000	743,711
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		455,000	455,897
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 4.9654% 3/15/34 (b)(c)(d)		567,000	571,199
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 3.7154% 4/15/36 (b)(c)(d)		756,000	757,886
BANK:
sequential payer Series 2019-BN23 Class E, 2.5% 12/15/52		378,000	304,586
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		782,000	720,498
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		455,000	417,384
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		561,000	498,459
Series 2018-BN12 Class D, 3% 5/15/61 (b)		487,000	440,642
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		430,000	386,999
Class E, 3% 11/15/61 (b)		430,000	366,658
BANK:
Series 2019-BN18:
Class D, 3% 5/15/62 (b)		189,000	173,449
Class E, 3% 5/15/62 (b)		336,000	289,495
Series 2019-BN19:
Class D, 3% 8/15/61 (b)		378,000	341,559
Class E, 3% 8/15/61 (b)		273,000	232,346
Series 2019-BN20:
Class D, 2.5% 9/15/61 (b)		966,000	851,889
Class E, 2.5% 9/15/61 (b)		231,000	189,351
Series 2019-BN21 Class E, 2.5% 10/17/52 (b)		529,000	434,729
Series 2019-BN22 Class E, 2.5% 11/15/62 (b)		378,000	307,514
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		347,000	366,379
Class D, 3.25% 2/15/50 (b)		675,000	623,053
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1263% 7/15/49 (c)(l)		16,283,628	1,291,888
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.4272% 9/10/28 (b)(c)		315,000	316,608
Class E, 4.4272% 9/10/28 (b)(c)		1,098,000	1,089,826
Series 2018-C2 Class A5, 4.314% 12/15/51		4,500,000	5,084,102
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)(m)		963,550	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		483,000	486,086
Class E, 3.7292% 8/14/36 (b)(c)		363,000	341,750
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2896% 12/15/61 (b)		399,000	381,352
Class 225E, 3.2896% 12/15/61 (b)		269,000	248,622
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		351,000	314,696
Class E, 3% 5/15/53 (b)(c)		351,000	288,427
Class F, 3.7673% 5/15/53 (b)(c)		763,000	600,002
Series 2018-B8 Class A5, 4.2317% 1/15/52		8,425,000	9,536,001
Series 2019-B12 Class D, 3% 8/15/52 (b)		609,000	545,465
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.1654% 6/15/35 (b)(c)(d)		168,000	168,314
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		363,000	368,090
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.2364% 3/15/37 (b)(c)(d)		337,000	336,681
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.75% 11/25/28 (b)(c)(d)		189,000	189,118
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/28 (b)(c)(d)		3,068,000	3,068,000
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (b)(c)(d)		3,605,957	3,606,708
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (b)(c)(d)		4,244,906	4,255,535
Class G, 1 month U.S. LIBOR + 2.050% 3.8154% 11/15/35 (b)(c)(d)		585,822	587,655
Class H, 1 month U.S. LIBOR + 3.000% 4.7654% 11/15/35 (b)(c)(d)		216,999	217,338
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (b)(c)(d)		6,526,000	6,525,990
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (b)(c)(d)		4,315,000	4,314,991
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (b)(c)(d)		4,529,000	4,543,168
Class G, 1 month U.S. LIBOR + 3.600% 5.3654% 4/15/34 (b)(c)(d)		861,000	866,387
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (b)(c)(d)		6,276,000	6,279,915
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (b)(c)(d)		7,890,000	7,892,462
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (b)(c)(d)		11,176,000	11,183,007
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (b)(c)(d)		15,702,000	15,716,758
Class J, 1 month U.S. LIBOR + 2.650% 4.4154% 10/15/36 (b)(c)(d)		2,853,000	2,857,456
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (b)(c)(d)		11,330,000	11,339,482
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (b)(c)(d)		15,100,000	15,114,165
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.4625% 6/15/35 (b)(c)(d)		303,000	302,999
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(c)		976,000	1,004,318
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.0154% 12/15/37 (b)(c)(d)		707,000	711,859
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		419,000	424,419
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7124% 2/10/50 (c)		813,000	869,381
Class D, 3.25% 2/10/50 (b)		735,000	686,483
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9326% 12/15/47 (b)(c)		272,000	285,498
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		638,000	638,734
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (b)(c)(d)		5,780,000	5,779,995
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (b)(c)(d)		1,600,000	1,599,999
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (b)(c)(d)		16,045,000	16,072,779
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (b)(c)(d)		3,159,000	3,160,960
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (b)(c)(d)		3,568,000	3,570,215
Class E, 1 month U.S. LIBOR + 2.350% 4.1154% 6/15/34 (b)(c)(d)		1,659,000	1,661,063
Class F, 1 month U.S. LIBOR + 2.600% 4.3736% 6/15/34 (b)(c)(d)		2,142,000	2,125,769
Citigroup Commercial Mortgage Trust:
sequential payer Series 2018-B2 Class AAB, 3.962% 3/10/51		1,000,000	1,082,714
Series 19-SMRT Class E, 4.9031% 1/10/36 (b)(c)		443,000	458,901
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		715,000	714,336
Series 2013-GC15 Class D, 5.3882% 9/10/46 (b)(c)		1,200,000	1,266,851
Series 2015-GC29 Class XA, 1.2325% 4/10/48 (c)(l)		23,507,303	959,784
Series 2015-GC33 Class XA, 1.0492% 9/10/58 (c)(l)		32,258,045	1,340,999
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.1154% 7/15/27 (b)(c)(d)		455,000	455,638
Series 2016-C3 Class D, 3% 11/15/49 (b)		829,000	684,902
Series 2016-P6 Class XA, 0.9411% 12/10/49 (c)(l)		29,648,592	1,027,178
Series 2018-C6 Class A4, 4.412% 11/10/51		2,081,000	2,373,596
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		210,000	190,471
Class E, 3% 8/10/56 (b)		462,000	384,774
Series 2019-GC43 Class E, 3% 11/10/52 (b)		651,000	530,914
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.8154% 9/15/33 (b)(c)(d)		267,000	267,659
Class G, 1 month U.S. LIBOR + 5.050% 6.8217% 9/15/33 (b)(c)(d)		300,000	289,213
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 4.1594% 6/15/34 (b)(c)(d)		700,000	697,486
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		3,375,249	3,470,660
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		811,000	706,938
Series 2012-CR1:
Class C, 5.4974% 5/15/45 (c)		426,000	445,045
Class D, 5.4974% 5/15/45 (b)(c)		1,160,000	1,198,960
Class G, 2.462% 5/15/45 (b)		425,000	351,774
Series 2012-LC4 Class C, 5.7219% 12/10/44 (c)		94,000	97,890
Series 2013-CR10:
Class C, 4.9488% 8/10/46 (b)(c)		175,000	185,511
Class D, 4.9488% 8/10/46 (b)(c)		825,000	849,754
Series 2013-CR12 Class D, 5.2503% 10/10/46 (b)(c)		655,000	577,129
Series 2013-CR9 Class C, 4.3965% 7/10/45 (b)(c)		190,538	181,028
Series 2013-LC6 Class D, 4.4076% 1/10/46 (b)(c)		909,000	930,362
Series 2014-CR15 Class D, 4.8969% 2/10/47 (b)(c)		173,000	184,952
Series 2014-CR20 Class XA, 1.179% 11/10/47 (c)(l)		39,301,591	1,670,483
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (c)(l)		29,191,190	853,997
Series 2014-UBS2 Class D, 5.169% 3/10/47 (b)(c)		542,000	516,379
Series 2014-UBS6 Class XA, 1.0469% 12/10/47 (c)(l)		49,251,663	1,756,477
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		845,000	836,752
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		175,000	174,987
Series 2016-CD1 Class D, 2.9006% 8/10/49 (b)(c)		523,000	460,217
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		593,000	534,617
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6537% 5/10/43 (b)(c)		235,437	232,834
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		202,000	189,690
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1625% 11/10/49 (c)		352,000	367,893
Class D, 2.9125% 11/10/49 (c)		299,000	262,326
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.992% 8/15/45 (b)(c)		210,000	215,557
Class E, 4.992% 8/15/45 (b)(c)		1,009,000	1,003,586
Class F, 4.25% 8/15/45 (b)		1,110,000	1,006,814
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		286,000	197,725
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (b)(c)(d)		6,084,000	6,088,735
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.996% 11/13/39 (b)		651,000	601,776
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		92,101	69,790
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (b)(c)(d)		15,700,000	15,722,027
Class F, 1 month U.S. LIBOR + 2.650% 4.4154% 5/15/36 (b)(c)(d)		378,000	379,064
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.3654% 1/15/34 (b)(c)(d)		363,000	365,266
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		7,384,000	7,805,250
Class B, 4.5349% 4/15/36 (b)		2,263,000	2,394,364
Class C, 4.9414% 4/15/36 (b)(c)		1,523,000	1,605,053
Class D, 4.9414% 4/15/36 (b)(c)		3,047,000	3,161,452
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C18 Class A4, 2.968% 12/15/52		3,000,000	3,072,108
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		701,000	684,156
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		588,000	596,728
Series 2017-CX9 Class D, 4.2923% 9/15/50 (b)(c)		284,000	273,100
Series 2018-CX11 Class C, 4.9517% 4/15/51 (c)		282,000	308,249
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		5,432,000	6,175,921
CSMC Trust Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		755,000	749,078
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		255,000	264,545
Class E, 5.099% 1/10/34 (b)(c)		818,000	831,104
DBGS Mortgage Trust:
Series 2018-C1 Class D, 3.0353% 10/15/51 (b)(c)		840,000	763,281
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)		665,000	651,825
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8877% 11/10/46 (b)(c)		1,166,000	1,193,302
Class F, 5.8877% 11/10/46 (b)(c)		1,162,000	1,188,967
Class G, 4.652% 11/10/46 (b)		1,241,000	1,192,604
Class XB, 0.3863% 11/10/46 (b)(c)(l)		7,592,000	22,040
Series 2011-LC3A Class D, 5.512% 8/10/44 (b)(c)		529,000	548,847
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)		250,000	238,640
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6329% 8/10/49 (c)		218,000	217,122
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6605% 12/25/43 (c)(l)		595,000	11,737
Series K012 Class X3, 2.329% 1/25/41 (c)(l)		642,215	12,226
Series K013 Class X3, 2.9101% 1/25/43 (c)(l)		604,000	14,712
sequential payer Series 2019-K101 Class A2, 2.524% 10/25/29		8,400,000	8,590,920
Series KAIV Class X2, 3.6147% 6/25/41 (c)(l)		310,000	16,009
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		13,800,000	15,399,544
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3748% 9/25/45 (b)(c)		659,000	670,417
Series 2011-K10 Class B, 4.7809% 11/25/49 (b)(c)		181,000	184,379
Series 2011-K11 Class B, 4.5671% 12/25/48 (b)(c)		272,000	277,402
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		246,636	249,622
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		529,770	539,463
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.6716% 11/21/35 (b)(c)(d)		234,000	233,965
Grace Mortgage Trust Series 2014-GRCE:
Class F, 3.7098% 6/10/28 (b)(c)		694,000	699,493
Class G, 3.7098% 6/10/28 (b)(c)		504,000	505,088
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.4661% 8/10/43 (b)(c)(l)		1,645,708	8,475
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 4.4154% 10/15/36 (b)(c)(d)		602,000	604,262
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 3.64% 6/15/36 (b)(c)(d)		503,000	501,893
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (b)(c)(d)		22,596,000	22,518,500
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.8554% 10/15/31 (b)(c)(d)		10,353,000	10,346,197
sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51		1,740,000	1,951,703
Series 2010-C2:
Class D, 5.3525% 12/10/43 (b)(c)		495,000	507,643
Class XA, 0.228% 12/10/43 (b)(c)(l)		1,098,796	840
Series 2011-GC3 Class D, 5.8244% 3/10/44 (b)(c)		178,000	184,421
Series 2011-GC5:
Class C, 5.5562% 8/10/44 (b)(c)		505,077	521,377
Class D, 5.5562% 8/10/44 (b)(c)		1,184,312	1,179,183
Class E, 5.5562% 8/10/44 (b)(c)		424,043	392,223
Class F, 4.5% 8/10/44 (b)		733,782	502,292
Series 2012-GC6:
Class D, 5.8396% 1/10/45 (b)(c)		1,025,000	1,052,987
Class E, 5% 1/10/45 (b)(c)		620,000	580,474
Series 2012-GC6I Class F, 5% 1/10/45 (c)		244,543	199,678
Series 2012-GCJ7:
Class C, 5.8753% 5/10/45 (c)		562,000	590,325
Class D, 5.8753% 5/10/45 (b)(c)		1,399,000	1,402,177
Class F, 5% 5/10/45 (b)		1,235,531	399,517
Series 2012-GCJ9:
Class D, 4.9019% 11/10/45 (b)(c)		1,059,000	1,085,554
Class E, 4.9019% 11/10/45 (b)(c)		510,000	489,213
Series 2013-GC10 Class D, 4.5425% 2/10/46 (b)(c)		334,000	337,380
Series 2013-GC12:
Class D, 4.5881% 6/10/46 (b)(c)		138,482	137,869
Class XA, 1.5573% 6/10/46 (c)(l)		9,306,357	377,528
Series 2013-GC13 Class D, 4.219% 7/10/46 (b)(c)		1,048,000	1,036,714
Series 2013-GC16:
Class C, 5.4877% 11/10/46 (c)		241,000	263,176
Class D, 5.4877% 11/10/46 (b)(c)		634,000	685,036
Class F, 3.5% 11/10/46 (b)		536,000	455,481
Series 2014-GC20 Class XA, 1.2249% 4/10/47 (c)(l)		50,250,992	1,576,429
Series 2015-GC34 Class XA, 1.4711% 10/10/48 (c)(l)		10,356,775	612,353
Series 2016-GS2:
Class C, 4.6781% 5/10/49 (c)		423,000	459,079
Class D, 2.753% 5/10/49 (b)		386,000	349,336
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,061,000	935,725
Series 2016-GS4 Class C, 3.9209% 11/10/49 (c)		264,000	269,772
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		670,000	679,980
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		1,785,000	1,797,348
Class F, 4.2022% 2/10/29 (b)(c)		1,881,000	1,883,802
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		950,000	870,955
Series 2018-GS9 Class D, 3% 3/10/51 (b)		476,000	426,938
Series 2019-GC38 Class D, 3% 2/10/52 (b)		543,000	485,615
Series 2019-GC39 Class D, 3% 5/10/52 (b)		672,000	599,084
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		525,000	473,979
Class DBF, 3.668% 7/10/52 (b)(c)		619,000	596,575
Class E, 3% 7/10/52 (b)		314,000	261,958
Series 2019-GC42 Class E, 2.8% 9/1/52 (b)		609,000	489,068
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)		206,000	170,537
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		998,000	1,003,005
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		1,177,000	1,179,193
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		399,000	400,157
Class F, 4.101% 9/17/39 (b)		100,000	101,431
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(c)		483,000	482,089
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.9154% 6/15/34 (b)(c)(d)		334,000	333,895
Class FFL, 1 month U.S. LIBOR + 2.850% 4.6154% 6/15/34 (b)(c)(d)		153,000	152,952
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		592,000	627,309
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.0125% 7/17/37 (b)(c)(d)		657,000	656,998
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 3.9625% 1/17/38 (b)(c)(d)		435,000	434,999
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 6/15/32 (b)(c)(d)		422,472	422,732
Class E, 1 month U.S. LIBOR + 3.000% 4.7654% 6/15/35 (b)(c)(d)		35,052	35,184
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.9254% 7/15/36 (b)(c)(d)		567,000	567,710
Class F, 1 month U.S. LIBOR + 3.000% 4.7654% 7/15/36 (b)(c)(d)		189,000	189,355
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.9088% 4/15/47 (c)(l)		4,544,056	99,465
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		106,000	93,264
Series 2014-C26 Class D, 4.007% 1/15/48 (b)(c)		416,000	406,610
Series 2015-C30 Class XA, 0.6709% 7/15/48 (c)(l)		26,807,944	679,992
Series 2015-C32 Class C, 4.8158% 11/15/48 (c)		1,083,000	1,135,946
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5762% 12/15/49 (b)(c)		696,000	637,025
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2191% 12/15/49 (c)		343,000	333,386
Class D, 3.2191% 12/15/49 (b)(c)		681,000	623,007
Series 2017-C7:
Class C, 4.3239% 10/15/50 (c)		198,000	206,027
Class D, 3% 10/15/50 (b)		331,000	296,711
Series 2018-C8 Class D, 3.4028% 6/15/51 (b)(c)		223,000	202,795
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)		315,000	267,683
Class E, 2.5% 11/13/52 (b)		609,000	483,990
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3033% 6/15/45 (c)		91,000	94,534
Class D, 5.3033% 6/15/45 (b)(c)		481,000	490,480
Class E, 5.3033% 6/15/45 (b)(c)		625,000	602,646
Class F, 4% 6/15/45 (b)		615,000	531,440
Class G 4% 6/15/45 (b)		674,000	429,720
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8527% 2/15/46 (b)(c)		637,000	617,883
Class G, 4.409% 2/15/46 (b)(c)		202,000	176,502
Class H, 4.409% 2/15/46 (b)(c)		453,000	354,635
Series 2011-C4:
Class E, 5.718% 7/15/46 (b)(c)		761,000	787,368
Class H, 3.873% 7/15/46 (b)		428,000	412,388
Class NR, 3.873% 7/15/46 (b)		231,000	190,176
Series 2011-C5:
Class B. 5.595% 8/15/46 (b)(c)		414,000	432,117
Class C, 5.595% 8/15/46 (b)(c)		236,000	245,174
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		584,000	595,066
Class D, 4.3067% 4/15/46(c)		907,000	811,269
Class F, 3.25% 4/15/46 (b)(c)		1,014,000	450,885
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		516,000	346,950
Class E, 3.9314% 6/10/27 (b)(c)		830,000	304,085
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		696,000	695,102
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)		409,000	416,174
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		1,323,000	1,415,559
Class DFX, 5.3503% 7/5/33 (b)		2,034,000	2,181,235
Class EFX, 5.5422% 7/5/33 (b)		2,783,000	2,954,251
Class XAFX, 1.2948% 7/5/33 (b)(c)(l)		19,961,000	759,173
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)		588,000	598,485
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 3.7654% 5/15/36 (b)(c)(d)		630,000	629,605
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		734,000	736,699
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		213,000	231,400
Class E, 4.8035% 2/10/36 (b)(c)		523,000	549,702
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7726% 5/12/39 (c)		17,926	18,158
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	394,816
Series 2012-C5 Class E, 4.8338% 8/15/45 (b)(c)		159,000	164,745
Series 2012-C6 Class D, 4.7614% 11/15/45 (b)(c)		811,000	842,573
Series 2012-C6, Class F, 4.7614% 11/15/45 (b)(c)		378,000	372,909
Series 2013-C12 Class D, 4.9247% 10/15/46 (b)(c)		713,000	736,026
Series 2013-C13:
Class D, 5.0711% 11/15/46 (b)(c)		865,000	897,622
Class E, 5.0711% 11/15/46 (b)(c)		435,919	409,534
Series 2013-C7:
Class C, 4.2606% 2/15/46 (c)		175,000	180,142
Class D, 4.3766% 2/15/46 (b)(c)		730,000	707,302
Class E, 4.3766% 2/15/46 (b)(c)		213,000	188,303
Series 2013-C8 Class D, 4.1934% 12/15/48 (b)(c)		273,000	278,161
Series 2013-C9:
Class C, 4.1725% 5/15/46 (c)		502,000	522,477
Class D, 4.2605% 5/15/46 (b)(c)		938,000	958,359
Class E, 4.2605% 5/15/46 (b)(c)		402,000	398,801
Series 2014-C17 Class XA, 1.2676% 8/15/47 (c)(l)		46,917,401	1,813,048
Series 2015-C25 Class XA, 1.2496% 10/15/48 (c)(l)		16,841,149	808,139
Series 2016-C30:
Class C, 4.2619% 9/15/49 (c)		151,000	159,250
Class D, 3% 9/15/49 (b)		271,000	228,202
Series 2016-C31:
Class C, 4.4578% 11/15/49 (c)		343,000	353,037
Class D, 3% 11/15/49 (b)(c)		423,000	358,910
Series 2016-C32:
Class C, 4.435% 12/15/49 (c)		236,000	243,771
Class D, 3.396% 12/15/49 (b)		546,000	451,996
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		520,000	475,507
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (b)(c)(d)		8,250,000	8,249,967
Class F, 1 month U.S. LIBOR + 2.600% 4.3654% 3/15/34 (b)(c)(d)		1,050,000	1,055,257
Class G, 1 month U.S. LIBOR + 3.150% 4.9154% 3/15/34 (b)(c)(d)		231,000	232,156
sequential payer:
Series 2018-L1 Class A4, 4.407% 10/15/51		5,080,000	5,782,600
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		16,898,000	17,417,698
Series 1998-CF1 Class G, 7.239% 7/15/32 (b)(c)		20,548	18,196
Series 2011-C1:
Class D, 5.5538% 9/15/47 (b)(c)		1,124,000	1,154,767
Class E, 5.5538% 9/15/47 (b)(c)		293,000	301,084
Series 2011-C2:
Class D, 5.6705% 6/15/44 (b)(c)		977,000	985,802
Class E, 5.6705% 6/15/44 (b)(c)		454,000	441,043
Class F, 5.6705% 6/15/44 (b)(c)		407,000	379,844
Class XB, 0.3873% 6/15/44 (b)(c)(l)		2,856,775	13,304
Series 2011-C3:
Class AJ, 5.4193% 7/15/49 (b)(c)		4,800,000	4,995,121
Class D, 5.4193% 7/15/49 (b)(c)		1,176,000	1,188,938
Class E, 5.4193% 7/15/49 (b)(c)		666,000	662,129
Class F, 5.4193% 7/15/49 (b)(c)		182,000	176,437
Class G, 5.4193% 7/15/49 (b)(c)		616,400	566,651
Series 2012-C4 Class D, 5.6% 3/15/45 (b)(c)		231,000	229,726
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		238,000	253,161
Class F, 4.4382% 9/9/32 (b)(c)		401,000	413,809
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		521,000	522,094
Series 2015-MS1:
Class C, 4.1653% 5/15/48 (c)		266,000	274,753
Class D, 4.1653% 5/15/48 (b)(c)		751,000	722,756
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		485,000	435,255
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		798,000	733,287
Class D, 4.0359% 11/15/49 (c)		343,000	357,386
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.3654% 11/15/34 (b)(c)(d)		462,000	462,000
Series 2018-H4 Class A4, 4.31% 12/15/51		18,581,000	21,070,743
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)		730,000	734,028
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)		2,441,000	2,490,574
Class C, 3.1771% 11/10/36 (b)		2,343,000	2,358,534
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8976% 7/15/33 (b)(c)		42,354	44,095
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.0154% 8/15/34 (b)(c)(d)		1,556,306	1,562,136
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 3.9154% 10/15/37 (b)(c)(d)		387,000	387,602
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 4.8154% 10/15/37 (b)(c)(d)		58,000	57,999
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		737,305	740,514
Class B, 4.181% 11/15/34 (b)		2,601,850	2,636,458
Class C, 5.205% 11/15/34 (b)		1,819,850	1,860,604
Class D, 6.55% 11/15/34 (b)		1,272,450	1,305,554
Class E, 6.8087% 11/15/34 (b)		307,700	303,878
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		170,000	179,637
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 3.8154% 12/15/33 (b)(c)(d)		415,000	415,518
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (b)(c)		768,000	736,553
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(c)		170,000	168,999
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 4.7654% 11/15/34 (b)(c)(d)		138,000	136,616
Series 2019-1776 Class F, 4.2988% 10/15/36 (b)		609,000	608,252
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 4.7654% 11/15/35 (b)(c)(d)		775,000	779,355
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		315,000	314,076
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		133,430	163,726
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (b)(c)(d)		5,989,851	5,993,569
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (b)(c)(d)		7,700,000	7,714,421
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (b)(c)(d)		12,017,000	12,062,013
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(c)		453,000	414,752
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4839% 8/15/39 (c)		7,418	7,448
Series 2007-C4 Class F, 5.4839% 8/15/39 (c)		603,000	590,663
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.756% 5/10/45 (b)(c)		537,000	538,075
Class E, 5% 5/10/45 (b)(c)		325,000	260,915
Class F, 5% 5/10/45 (b)(c)		418,000	169,414
Series 2017-C7 Class XA, 1.2121% 12/15/50 (c)(l)		30,593,903	1,962,948
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		201,000	197,677
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		478,000	463,216
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		471,000	475,811
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6613% 11/15/43 (b)(c)(l)		8,849,807	37,044
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		207,000	216,875
Class D, 4.9137% 10/15/45 (b)(c)		1,063,000	1,101,957
Class E, 4.9137% 10/15/45(b)(c)		486,918	488,645
Class F, 4.9137% 10/15/45 (b)(c)		147,000	138,213
Series 2015-C31 Class XA, 1.1727% 11/15/48 (c)(l)		13,286,487	657,967
Series 2015-NXS4 Class E, 3.7504% 12/15/48 (b)(c)		353,000	312,541
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	248,674
Class D, 3% 8/15/49 (b)		266,000	222,217
Series 2016-C34 Class XA, 2.3024% 6/15/49 (c)(l)		12,111,145	1,109,104
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		953,000	832,072
Series 2016-LC25 Class C, 4.566% 12/15/59 (c)		328,000	344,772
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		733,000	657,862
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		810,000	713,330
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		326,000	303,387
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	240,422
Series 2018-C46 Class XA, 1.1114% 8/15/51 (c)(l)		26,809,483	1,548,272
Series 2018-C48 Class A5, 4.302% 1/15/52		10,027,000	11,331,841
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (b)(c)(d)		11,121,415	11,129,534
sequential payer Series 2011-C4I Class G, 5% 6/15/44		203,000	150,150
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		131,000	134,828
Class D, 5.8557% 3/15/44 (b)(c)		517,000	391,391
Class E, 5% 3/15/44 (b)		409,000	126,352
Class F, 5% 3/15/44 (b)		418,000	43,483
Series 2011-C4:
Class D, 5.3964% 6/15/44 (b)(c)		258,000	263,438
Class E, 5.3964% 6/15/44 (b)(c)		183,000	182,726
Series 2011-C5:
Class C, 5.8516% 11/15/44 (b)(c)		100,000	105,040
Class D, 5.8516% 11/15/44 (b)(c)		655,000	681,735
Class E, 5.8516% 11/15/44 (b)(c)		1,053,000	1,082,173
Class F, 5.25% 11/15/44 (b)(c)		733,000	722,310
Class G, 5.25% 11/15/44 (b)(c)		205,000	185,908
Class XA, 1.868% 11/15/44 (b)(c)(l)		1,284,222	29,410
Series 2012-C6 Class D, 5.7674% 4/15/45 (b)(c)		381,000	401,285
Series 2012-C7:
Class C, 4.9681% 6/15/45 (c)		677,000	679,013
Class E, 4.9681% 6/15/45 (b)(c)		1,156,688	813,916
Class F, 4.5% 6/15/45 (b)		230,566	116,449
Class G, 4.5% 6/15/45 (b)		678,513	220,303
Series 2012-C8:
Class D, 5.0482% 8/15/45 (b)(c)		293,000	303,557
Class E, 5.0482% 8/15/45 (b)(c)		201,000	204,085
Series 2013-C11:
Class D, 4.4031% 3/15/45 (b)(c)		443,749	450,391
Class E, 4.4031% 3/15/45 (b)(c)		976,128	977,422
Series 2013-C13 Class D, 4.2774% 5/15/45 (b)(c)		321,000	327,312
Series 2013-C16 Class D, 5.1916% 9/15/46 (b)(c)		115,000	113,745
Series 2013-UBS1 Class D, 4.8974% 3/15/46 (b)(c)		455,375	465,132
Series 2014-C21 Class XA, 1.191% 8/15/47 (c)(l)		31,527,923	1,238,701
Series 2014-C24 Class XA, 0.9926% 11/15/47 (c)(l)		10,980,171	355,811
Series 2014-LC14 Class XA, 1.3937% 3/15/47 (c)(l)		20,087,177	792,640
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		198,000	194,781
Class F, 3.7154% 11/10/36 (b)(c)		1,082,000	1,018,032
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		289,000	249,929
Class PR2, 3.6332% 6/5/35 (b)(c)		755,000	625,060
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $556,976,245)			563,353,359

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,485,965
7.5% 4/1/34		3,305,000	5,028,326
7.55% 4/1/39		6,805,000	11,042,542
Series 2010, 7.625% 3/1/40		3,670,000	5,930,096
7.3% 10/1/39		10,015,000	15,409,379
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		595,000	605,204
Series 2010 C1, 7.781% 1/1/35		5,065,000	6,298,885
Series 2012 B, 5.432% 1/1/42		1,190,000	1,217,275
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		7,675,636	8,024,724
5.1% 6/1/33		22,880,000	24,625,286
Series 2010-1, 6.63% 2/1/35		4,335,000	5,067,875
Series 2010-3:
6.725% 4/1/35		6,465,000	7,543,685
7.35% 7/1/35		2,965,000	3,582,313
Series 2010-5, 6.2% 7/1/21		1,184,000	1,229,880
TOTAL MUNICIPAL SECURITIES
(Cost $86,982,588)			97,091,435

Foreign Government and Government Agency Obligations - 1.2%
Angola Republic 9.5% 11/12/25 (b)		$435,000	$483,938
Arab Republic of Egypt:
5.577% 2/21/23 (b)		343,000	354,916
6.125% 1/31/22 (b)		1,893,000	1,963,396
6.2004% 3/1/24 (b)		410,000	436,650
7.0529% 1/15/32 (b)		210,000	212,888
7.5% 1/31/27 (b)		4,783,000	5,213,470
7.6003% 3/1/29 (b)		1,950,000	2,073,094
7.903% 2/21/48 (b)		459,000	462,012
8.5% 1/31/47 (b)		904,000	956,545
8.7002% 3/1/49 (b)		160,000	171,700
Argentine Republic:
5.625% 1/26/22		3,780,000	1,625,400
6.875% 4/22/21		8,254,000	3,703,983
7.5% 4/22/26		7,953,000	3,455,579
8.75% 5/7/24		312,525	100,120
Azerbaijan Republic 4.75% 3/18/24 (b)		355,000	379,406
Bahamian Republic 6% 11/21/28 (b)		212,000	231,213
Bahrain Kingdom 5.5% 3/31/20 (b)		285,000	287,138
Belarus Republic:
6.875% 2/28/23 (b)		1,384,000	1,479,583
7.625% 6/29/27 (b)		167,000	189,858
Bermuda Government:
3.717% 1/25/27 (b)		435,000	454,358
4.75% 2/15/29 (b)		915,000	1,030,233
Brazilian Federative Republic:
4.25% 1/7/25		3,631,000	3,851,129
4.75% 1/14/50		765,000	741,476
5.625% 1/7/41		4,349,000	4,792,054
5.625% 2/21/47		461,000	509,405
8.25% 1/20/34		1,981,000	2,704,684
Buenos Aires Province:
10.875% 1/26/21 (b)		913,333	461,462
10.875% 1/26/21 (Reg. S)		2,038,000	1,029,700
Cameroon Republic 9.5% 11/19/25 (b)		1,943,000	2,123,335
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	308,000
8.95% 2/19/21 (b)		714,890	670,209
Costa Rican Republic 4.25% 1/26/23 (b)		565,000	561,822
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		971,000	978,283
6.85% 3/14/24 (b)		290,000	288,853
Dominican Republic:
5.95% 1/25/27 (b)		324,000	351,945
6% 7/19/28 (b)		379,000	414,058
6.4% 6/5/49 (b)		385,000	404,370
6.85% 1/27/45 (b)		477,000	523,955
6.875% 1/29/26 (b)		508,000	574,040
7.45% 4/30/44 (b)		796,000	929,828
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		1,235,000	1,268,963
6.375% 1/18/27 (b)		1,055,000	1,093,903
7.1246% 1/20/50 (b)		365,000	370,475
7.375% 12/1/19 (b)		2,038,000	2,036,089
7.625% 9/21/34 (b)		260,000	278,363
7.65% 6/15/35 (Reg. S)		175,000	189,273
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		930,000	905,588
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		615,000	624,033
German Federal Republic 0.25% 2/15/29	EUR	700,000	817,599
Ghana Republic:
7.875% 8/7/23 (b)		275,000	297,945
7.875% 8/7/23 (Reg.S)		200,000	216,688
7.875% 3/26/27 (b)		440,000	451,550
8.125% 1/18/26 (b)		520,000	548,113
Guatemalan Republic 4.9% 6/1/30 (b)		170,000	178,288
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	4,741,278
4.35% 1/11/48		655,000	718,863
5.125% 1/15/45 (b)		920,000	1,090,200
5.25% 1/17/42 (b)		540,000	644,794
5.95% 1/8/46 (b)		430,000	569,347
6.75% 1/15/44 (b)		250,000	357,478
7.75% 1/17/38 (b)		1,032,000	1,538,867
8.5% 10/12/35 (b)		225,000	352,483
8.5% 10/12/35 (Reg. S)		1,070,000	1,676,251
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		742,000	741,073
8.25% 4/15/24 (b)		164,000	179,580
Italian Republic 3.75% 5/1/21 (b)	EUR	4,650,000	5,401,702
Ivory Coast 5.75% 12/31/32		1,716,000	1,682,753
Jamaican Government:
6.75% 4/28/28		90,000	105,834
7.875% 7/28/45		250,000	327,500
Jordanian Kingdom 6.125% 1/29/26 (b)		315,000	333,605
Kazakhstan Republic 6.5% 7/21/45 (b)		100,000	145,250
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		480,000	534,000
4.625% 10/4/47 (b)		460,000	519,685
5.25% 1/16/50 (b)		805,000	996,942
Lebanese Republic:
5.8% 4/14/20		1,191,000	907,393
6.15% 6/19/20		370,000	269,175
6.375% 3/9/20		2,809,000	2,250,711
Mendoza Province 8.375% 5/19/24 (b)		125,000	77,500
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		4,600,000	5,421,100
5.1% 3/28/35(Reg. S)		800,000	942,800
5.25% 6/23/47 (b)		3,600,000	4,423,500
5.25% 6/23/47(Reg. S)		200,000	245,750
5.625% 4/4/42 (b)		600,000	760,800
5.875% 9/16/43 (b)		400,000	521,875
Mongolian People's Republic 8.75% 3/9/24 (b)		313,000	353,103
Moroccan Kingdom:
4.25% 12/11/22 (b)		1,175,000	1,233,016
5.5% 12/11/42 (b)		100,000	120,281
Papua New Guinea 8.375% 10/4/28 (b)		490,000	517,716
Peruvian Republic 4% 3/7/27 (m)(s)		494,000	495,053
Province of Santa Fe 7% 3/23/23 (b)		1,931,000	1,431,837
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,068,000	2,139,930
7.45% 9/1/24 (b)		1,097,000	702,766
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,099,000	3,956,816
Republic of Kenya 6.875% 6/24/24 (b)		475,000	507,063
Republic of Nigeria:
6.375% 7/12/23 (b)		975,000	1,028,016
6.5% 11/28/27 (b)		670,000	667,697
7.625% 11/21/25 (b)		1,475,000	1,603,602
Republic of Paraguay 5.4% 3/30/50 (b)		100,000	112,000
Romanian Republic 5.125% 6/15/48 (b)		570,000	654,075
Rwanda Republic 6.625% 5/2/23 (b)		642,000	680,520
South African Republic 4.875% 4/14/26		105,000	108,445
State of Qatar:
4% 3/14/29 (b)		545,000	607,164
4.817% 3/14/49 (b)		1,510,000	1,866,738
5.103% 4/23/48 (b)		1,515,000	1,940,147
9.75% 6/15/30 (b)		523,000	860,008
Sultanate of Oman:
3.875% 3/8/22 (b)		720,000	721,800
4.125% 1/17/23 (b)		180,000	181,519
4.75% 6/15/26 (b)		310,000	306,048
5.375% 3/8/27 (b)		150,000	150,281
6.75% 1/17/48 (b)		401,000	380,073
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		370,000	375,088
Turkish Republic:
3.25% 3/23/23		650,000	619,125
5.125% 3/25/22		4,410,000	4,492,688
5.625% 3/30/21		1,762,000	1,813,759
5.75% 5/11/47		927,000	793,164
6.25% 9/26/22		6,245,000	6,486,994
6.35% 8/10/24		435,000	451,992
7.25% 12/23/23		1,011,000	1,090,300
7.375% 2/5/25		538,000	580,199
Ukraine Government:
7.375% 9/25/32 (b)		580,000	590,150
7.75% 9/1/20 (b)		4,945,000	5,084,696
7.75% 9/1/21 (b)		7,434,000	7,783,398
7.75% 9/1/22 (b)		1,160,000	1,229,600
7.75% 9/1/23 (b)		510,000	541,110
7.75% 9/1/24 (b)		1,145,000	1,209,693
7.75% 9/1/26 (b)		455,000	480,025
7.75% 9/1/27 (b)		345,000	363,630
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37	GBP	921,009	1,315,139
4.25% 6/7/32	GBP	200,000	363,391
4.25% 3/7/36	GBP	397,408	762,235
4.25% 12/7/49	GBP	1,820,283	4,164,295
United Mexican States:
5.75% 10/12/10		1,175,000	1,363,367
6.05% 1/11/40		2,905,000	3,742,911
Venezuelan Republic:
9.25% 9/15/27 (e)		4,549,000	523,135
11.95% 8/5/31 (Reg. S) (e)		938,300	107,905
12.75% 8/23/22 (e)		199,600	22,954
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (c)(d)		71,000	71,230
5.5% 3/12/28		2,267,800	2,235,909
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $172,363,920)			167,222,843
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (t)		18,523	45,937
DISH Network Corp. rights 12/9/19 (t)		4,014	2,730
iHeartMedia, Inc. (t)		7,877	121,227
			169,894
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (m)		1,953	3,867
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (t)		55,600	5,560
TOTAL COMMON STOCKS
(Cost $504,349)			179,321

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	322,649
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50%		22,500	576,000
MFA Financial, Inc. Series B, 7.50%		13,700	351,542
			927,542
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	389,536
Boston Properties, Inc. 5.25%		6,350	159,576
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	23,840
Series C, 6.50%		14,300	329,043
Colony Capital, Inc.:
Series H, 7.125%		7,547	173,958
Series I, 7.15%		6,270	145,213
National Storage Affiliates Trust Series A, 6.00%		6,925	185,729
PS Business Parks, Inc. Series W, 5.20%		8,025	203,033
Public Storage Series F, 5.15%		21,800	560,914
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	428,193
SITE Centers Corp. Series K, 6.25%		11,650	297,425
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	260,100
Taubman Centers, Inc. Series J, 6.50%		7,900	200,265
UMH Properties, Inc. Series C, 6.75%		8,625	223,991
			3,580,816

TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,508,358

TOTAL PREFERRED STOCKS
(Cost $4,416,818)			4,831,007
		Principal Amount(a)	Value

Bank Loan Obligations - 4.7%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (d)(n)		1,875,000	1,865,156
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.54% 6/15/24 (c)(d)		8,690,345	8,654,106
Iridium Satellite LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.5349% 11/4/26 (c)(d)		1,295,000	1,307,147
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/22/24 (c)(d)		2,890,225	2,888,780
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 2/2/26 (c)(d)		2,380,843	2,385,604
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.2859% 11/1/24 (c)(d)		1,426,481	1,028,850
3 month U.S. LIBOR + 8.250% 10.0359% 11/1/25 (c)(d)		544,000	247,248
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5358% 7/31/25 (c)(d)		2,862,113	2,776,250
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.4529% 1/31/26 (c)(d)		618,687	610,693
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.7654% 8/14/26 (c)(d)		1,934,967	1,918,636
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.29% 2/26/21 (c)(d)		1,500,000	1,499,070
			25,181,540
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (c)(d)		1,492,500	1,497,679
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/8/22 (c)(d)		1,264,068	1,158,519
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 7/8/23 (c)(d)		169,000	129,425
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 4.0359% 2/28/25 (c)(d)		3,081,379	3,069,053
3 month U.S. LIBOR + 2.500% 4.2859% 9/20/26 (c)(d)		500,000	499,105
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 1/23/25 (c)(d)		498,935	498,625
			6,852,406
Interactive Media & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.54% 10/19/23 (c)(d)		1,760,504	1,694,485
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 0% 9/26/21 (d)(e)		624,478	109,952
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4716% 1/31/26 (c)(d)		1,454,162	1,416,601
3 month U.S. LIBOR + 2.750% 4.5154% 7/15/25 (c)(d)		530,558	516,764
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/15/25 (c)(d)		1,807,173	1,811,240
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.54% 5/1/24 (c)(d)		362,294	363,652
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5543% 11/18/24 (c)(d)		1,182,498	1,188,410
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/7/23 (c)(d)		2,182,208	1,992,770
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.58% 2/1/27 (c)(d)		8,736,341	8,772,160
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.3269% 4/15/27 (c)(d)		2,625,000	2,625,656
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 1/15/26 (c)(d)		720,555	718,393
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/31/26 (c)(d)		750,000	753,615
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.08% 8/24/26 (c)(d)		4,730,000	4,713,729
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3125% 2/19/26 (c)(d)		868,438	835,602
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7814% 5/1/26 (c)(d)		851,963	856,930
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 12/18/24 (c)(d)		1,531,538	1,530,099
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5625% 3/16/25 (c)(d)		761,271	763,890
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7654% 10/22/26 (c)(d)		1,300,000	1,310,075
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.59% 1/15/25 (c)(d)		294,990	296,220
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 10/19/25 (c)(d)		322,563	301,919
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 10/19/26 (c)(d)		272,000	244,800
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 7/17/25 (c)(d)		2,774,543	2,764,527
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5542% 9/19/26 (c)(d)		2,725,000	2,735,219
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.758% 10/4/23 (c)(d)		992,366	989,092
Outfront Media Capital LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5125% 11/18/26 (c)(d)		750,000	751,125
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.323% 10/17/26 (c)(d)		1,250,000	1,253,125
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.27% 9/30/26 (c)(d)		1,325,000	1,326,246
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/24/24 (c)(d)		2,737,391	2,736,105
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 4.2654% 1/3/28 (c)(d)		2,000,000	2,000,280
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9528% 8/19/23 (c)(d)		5,977,176	5,797,861
			51,476,057
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (c)(d)		10,710,000	10,535,963
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (c)(d)		1,270,000	1,259,345
Tranche B-5, term loan 6.625% 1/2/24		1,718,000	1,713,430
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 2/10/24 (c)(d)		973,020	810,847
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.46% 4/11/25 (c)(d)		1,119,662	1,119,427
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.8125% 2/2/24 (c)(d)		992,500	987,230
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 2/3/24 (c)(d)		501,222	495,583
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8458% 3/9/23 (c)(d)		1,608,668	1,422,996
			18,344,821

TOTAL COMMUNICATION SERVICES			103,549,309

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 11/27/20 (c)(d)		1,609,939	1,321,760
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 11/27/21 (c)(d)		579,000	334,373
			1,656,133
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2859% 4/18/23 (c)(d)		875,048	876,142
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 6/11/26 (c)(d)		626,582	621,100
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2252% 6/11/26 (c)(d)(u)		123,418	122,338
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2814% 4/30/25 (c)(d)		1,075,388	961,396
			1,704,834
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 11/7/23 (c)(d)		533,528	533,864
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 11/21/26 (d)(n)		750,000	749,685
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.03% 7/3/20 (c)(d)		881,000	838,712
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 7/30/26 (c)(d)		1,492,821	1,485,357
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (c)(d)		363,000	360,278
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 2/21/25 (c)(d)		2,682,636	2,658,036
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3358% 3/13/25 (c)(d)		1,046,277	1,040,397
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2654% 1/3/27 (c)(d)		1,300,265	1,264,911
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2509% 11/14/22 (c)(d)		4,161,949	4,057,900
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1056% 7/30/25 (c)(d)		967,669	958,902
The ServiceMaster Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.5625% 10/31/26 (c)(d)		750,000	750,938
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 5/15/23 (c)(d)		19,525	18,353
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.9516% 5/14/22 (c)(d)		269,185	261,782
3 month U.S. LIBOR + 3.250% 4.9516% 5/14/22 (c)(d)		1,549,471	1,506,860
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 5/14/23 (c)(d)		111,476	104,787
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.86% 11/29/24 (c)(d)		2,461,241	2,459,887
			19,050,649
Hotels, Restaurants & Leisure - 0.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 7/1/23 (c)(d)		675,736	642,091
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5728% 2/1/26 (c)(d)		1,136,650	1,142,333
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 7/31/24 (c)(d)		1,217,607	1,219,640
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/15/24 (c)(d)		637,560	638,089
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 3/11/25 (c)(d)		1,946,000	1,949,250
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7159% 10/19/24 (c)(d)		1,225,169	1,228,783
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8378% 9/15/23 (c)(d)		674,520	675,593
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 3.4516% 11/14/26 (c)(d)		1,750,000	1,749,125
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 12/22/24 (c)(d)		9,457,268	9,380,002
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 8/8/21 (c)(d)		649,254	648,280
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.2859% 8/30/26 (c)(d)		1,000,000	952,000
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/18/24 (c)(d)		1,222,494	1,224,022
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 2/1/24 (c)(d)		5,235,000	5,193,539
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0346% 4/17/24 (c)(d)		1,044,771	1,043,904
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 9/8/24 (c)(d)		341,000	339,721
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 3/8/24 (c)(d)		2,024,607	2,017,014
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 11/30/23 (c)(d)		2,787,538	2,799,915
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4462% 3/15/24 (c)(d)		1,078,055	1,075,026
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 3/13/25 (c)(d)		1,046,404	1,031,367
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7% 10/20/24 (c)(d)		3,712,212	3,719,191
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6875% 10/4/23 (c)(d)		5,752,186	5,747,987
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.458% 6/21/26 (c)(d)		1,646,634	1,653,632
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5125% 4/3/25 (c)(d)		1,056,276	1,058,473
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (c)(d)		1,924,376	1,924,030
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 8/31/25 (c)(d)		1,196,955	1,200,450
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 10/14/23 (c)(d)		489,829	453,194
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5125% 10/18/26 (c)(d)		1,436,170	1,445,347
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 5/29/26 (c)(d)		1,131,490	1,137,148
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 10/15/25 (c)(d)		876,348	879,134
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.4498% 3/1/26 (c)(d)		1,368,125	1,036,355
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 4/27/24 (c)(d)		167,292	162,970
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 5/10/26 (c)(d)(m)		498,750	491,269
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0359% 7/28/21 (c)(d)		849,062	815,100
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.71% 5/11/24 (c)(d)		318,655	319,318
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 8/14/24 (c)(d)		4,219,229	4,198,132
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 7/6/24 (c)(d)		1,387,670	1,393,123
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 7/10/25 (c)(d)		3,922,449	3,937,511
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.29% 6/8/23 (c)(d)		2,135,730	2,138,805
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 5/29/26 (c)(d)		2,260,000	2,056,600
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (c)(d)		750,000	630,000
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 6/10/26 (c)(d)		715,106	711,530
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.2859% 6/10/27 (c)(d)		160,000	159,800
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.8579% 6/10/26 (c)(d)(u)		98,102	97,611
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0349% 8/2/26 (c)(d)		1,495,000	1,499,365
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 5/30/25 (c)(d)		1,419,660	1,425,381
			75,241,150
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7016% 9/25/24 (c)(d)		17,135,740	16,819,757
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 8/19/23 (c)(d)		1,381,305	1,350,143
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7996% 11/8/24 (c)(d)		1,827,280	1,825,251
			19,995,151
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.258% 1/4/26 (c)(d)		750,663	757,231
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 12/21/25 (c)(d)		995,000	897,490
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 12/15/24 (c)(d)		1,782,872	1,685,937
			3,340,658
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1678% 6/15/23 (c)(d)		473,122	445,918
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7826% 7/2/22 (c)(d)		1,822,157	1,352,952
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.77% 11/17/24 (c)(d)		1,333,000	1,335,506
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.61% 7/18/23 (c)(d)		25,298	21,377
3 month U.S. LIBOR + 8.000% 10.11% 1/18/24 (c)(d)		101,194	39,466
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.29% 8/19/22 (c)(d)		1,146,127	1,027,216
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1771% 1/26/23 (c)(d)		1,313,946	1,035,560
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7814% 4/16/26 (c)(d)		1,855,675	1,830,790
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.2814% 9/12/24 (c)(d)		497,500	490,659
			7,579,444

TOTAL CONSUMER DISCRETIONARY			129,444,161

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9141% 12/16/23 (c)(d)		705,743	701,346
Food & Staples Retailing - 0.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.508% 10/1/26 (c)(d)		98,000	96,121
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.508% 10/1/25 (c)(d)		286,833	287,071
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 12/6/24 (c)(d)		1,172,116	1,157,465
Albertson's LLC:
Tranche B7 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 11/17/25 (c)(d)		568,125	571,517
Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.4516% 8/17/26 (c)(d)		1,115,401	1,121,971
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.0333% 5/31/24 (c)(d)		4,487,512	4,144,217
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.509% 2/3/24 (c)(d)		3,378,730	3,384,170
Bw Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.02% 11/14/24 (c)(d)		925,000	899,563
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (c)(d)		988,551	961,158
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.323% 10/22/25 (c)(d)		381,552	383,460
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4271% 11/20/25 (c)(d)		947,150	784,951
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.5496% 6/20/25 (c)(d)		623,438	567,328
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5496% 6/20/26 (c)(d)		1,496,250	1,501,861
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5359% 6/30/22 (c)(d)		1,038,209	1,022,636
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 3/31/22 (c)(d)		1,392,245	1,387,456
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/13/26 (c)(d)		1,750,000	1,752,625
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 6/27/23 (c)(d)		1,229,294	1,230,487
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 1/16/26 (c)(d)(m)		442,775	443,328
			21,697,385
Food Products - 0.0%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/7/24 (d)(n)		715,000	718,575
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 10/7/23 (c)(d)		3,354,201	3,308,785
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/1/26 (c)(d)		3,089,475	3,101,369
			7,128,729
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 10/10/24 (c)(d)		1,250,000	1,248,438
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.005% 4/5/25 (c)(d)		646,454	626,898
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (d)(n)		1,375,000	1,379,304
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7654% 6/15/25 (c)(d)		431,629	281,996
			3,536,636

TOTAL CONSUMER STAPLES			33,064,096

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 11/3/25 (c)(d)		1,266,825	1,074,686
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7216% 5/21/25 (c)(d)		1,118,672	889,344
			1,964,030
Oil, Gas & Consumable Fuels - 0.3%
Apro LLC Tranche B, term loan:
1 month U.S. LIBOR + 4.000% 5.8419% 11/14/26 (c)(d)		777,778	779,722
3 month U.S. LIBOR + 4.000% 11/14/26 (d)(u)		222,222	222,778
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/24/24 (c)(d)		2,580,401	2,193,341
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3631% 10/31/24 (c)(d)		1,472,350	1,276,218
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (c)(d)		3,619,000	2,091,782
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4516% 12/31/22 (c)(d)		5,248,000	4,402,705
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 8/1/23 (c)(d)		855,000	863,550
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 3/28/24 (c)(d)		2,985,000	3,007,388
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 7/29/21 (c)(d)		2,669,687	2,674,706
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (c)(d)		1,791,855	1,724,660
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 3/31/25 (c)(d)		1,192,796	1,176,097
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.1044% 3/23/26 (c)(d)		256,098	238,171
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (c)(d)		167,303	162,667
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(d)		2,000,000	1,882,500
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.29% 1/31/24 (c)(d)		1,084,638	1,029,863
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7859% 3/1/24 (c)(d)		7,187,871	2,515,755
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0125% 7/18/25 (c)(d)		3,246,202	2,556,384
Hercules Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5314% 10/18/26 (c)(d)		1,000,000	1,007,500
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.54% 6/26/25 (c)(d)		1,971,040	1,968,576
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.79% 2/15/24 (c)(d)		1,013,605	849,148
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8042% 5/22/26 (c)(d)		1,620,938	1,527,734
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 10/15/26 (c)(d)		375,000	375,938
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 10/30/24 (c)(d)		1,124,817	1,057,328
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.8544% 12/19/20 (c)(d)		2,969,948	2,433,248
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (c)(d)(m)(u)		2,252,370	2,252,370
			40,270,129

TOTAL ENERGY			42,234,159

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 10/22/24 (c)(d)		1,824,595	1,816,622
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6559% 9/30/24 (c)(d)		2,438,888	2,435,449
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0865% 5/22/24 (c)(d)		500,000	500,625
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/27/26 (c)(d)		1,990,000	1,990,000
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.54% 4/27/24 (c)(d)		1,079,952	1,072,533
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 3/1/25 (c)(d)		2,114,992	2,114,992
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 7/1/26 (c)(d)		980,836	984,926
			10,915,147
Consumer Finance - 0.0%
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0625% 3/29/25 (c)(d)		498,935	493,945
Diversified Financial Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 7/12/24 (c)(d)		2,171,664	2,171,664
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4736% 1/15/25 (c)(d)		3,614,810	3,628,040
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 10/6/23 (c)(d)		1,245,833	1,249,621
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 10/1/25 (c)(d)		5,730,849	5,764,259
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 12/27/22 (c)(d)		889,640	891,615
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 10/30/22 (c)(d)		630,467	631,942
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 7/3/24 (c)(d)		500,927	502,701
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.29% 7/3/24 (c)(d)		730,410	729,497
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 6/30/24 (c)(d)		589,658	585,973
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 9/29/24 (c)(d)		264,303	260,338
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 11/13/26 (c)(d)		2,912,666	2,913,773
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 4/29/26 (c)(d)		608,432	611,097
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(m)		1,105,000	1,132,294
			21,072,814
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3544% 11/22/23 (c)(d)		1,552,162	1,539,232
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8043% 5/10/25 (c)(d)		1,936,391	1,914,607
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0154% 5/9/25 (c)(d)		748,125	743,823
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.533% 1/25/24 (c)(d)		1,939,776	1,943,423
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 11/3/23 (c)(d)		2,630,411	2,632,463
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 11/3/24 (c)(d)		2,166,065	2,167,755
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.7859% 8/4/22 (c)(d)		4,823,252	4,831,307
3 month U.S. LIBOR + 6.500% 8.2859% 8/4/25 (c)(d)		4,904,000	4,939,260
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9395% 4/25/25 (c)(d)		5,141,208	5,066,867
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (c)(d)		1,250,000	1,252,550
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 11/20/26 (d)(n)		750,000	748,748
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 5/16/24 (c)(d)		2,505,535	2,471,610
			30,251,645
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2996% 7/10/26 (c)(d)		750,000	752,813
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 12/5/20 (c)(d)		869,175	860,214

TOTAL FINANCIALS			64,346,578

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.232% 9/20/26 (c)(d)		2,070,000	2,080,350
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/22/24 (c)(d)		2,153,594	2,037,838
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/2/25 (c)(d)		623,438	622,272
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 2/2/25 (c)(d)		759,330	758,540
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3064% 6/30/25 (c)(d)		3,122,616	3,078,369
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (c)(d)		4,726,250	4,715,616
			11,212,635
Health Care Providers & Services - 0.1%
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 3/13/25 (c)(d)		1,072,116	1,076,286
Tranche B13, term loan 1 month U.S. LIBOR + 1.750% 3.5359% 3/18/26 (c)(d)		2,352,121	2,359,765
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 8/31/26 (c)(d)		624,148	618,686
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0359% 8/30/27 (c)(d)		485,000	479,243
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 1.2781% 8/31/26 (c)(d)(u)		155,852	154,489
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 6/7/23 (c)(d)		1,358,843	1,298,035
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3042% 11/16/25 (c)(d)		2,977,500	2,992,864
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.04% 8/31/24 (c)(d)		1,488,608	1,465,534
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.0359% 3/8/26 (c)(d)		877,585	877,585
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 6/23/24 (c)(d)		1,829,374	1,806,178
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/13/26 (c)(d)		3,125,000	2,968,750
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.2236% 11/20/26 (c)(d)		750,000	750,938
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 5/6/26 (c)(d)		526,801	526,965
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 12/1/24 (c)(d)		891,922	880,773
			18,256,091
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 7/22/26 (c)(d)		1,125,000	1,119,173
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 9/26/26 (c)(d)		1,000,000	998,750
			2,117,923
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 9/27/24 (c)(d)		749,162	722,409
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 5/9/26 (c)(d)		995,000	995,249
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3946% 8/18/22 (c)(d)(m)		51,000	49,980
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 11/25/20 (c)(d)		32,766	32,411
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.1609% 11/25/22 (c)(d)		4,020,801	3,914,531
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 3/27/23 (c)(d)		2,061,619	2,072,896
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.5154% 11/27/25 (c)(d)		1,312,500	1,317,094
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7654% 6/1/25 (c)(d)		2,637,457	2,648,165
			11,030,326

TOTAL HEALTH CARE			45,419,734

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.35% 6/19/26 (c)(d)		375,000	356,955
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/30/25 (c)(d)		1,064,196	1,062,791
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 6/9/23 (c)(d)		4,274,638	4,274,638
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 8/22/24 (c)(d)		1,419,552	1,417,777
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.29% 2/28/21 (c)(d)		726,000	725,550
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6796% 4/30/25 (c)(d)		1,396,671	1,376,880
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.68% 4/30/26 (c)(d)		181,000	177,154
			9,391,745
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(d)		1,323,462	1,327,392
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(d)		711,538	713,652
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2016% 10/18/20 (c)(d)		372,000	366,885
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5543% 10/5/24 (c)(d)		668,216	654,016
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 2/23/25 (c)(d)		535,000	536,006
			3,597,951
Airlines - 0.0%
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 8/7/26 (d)(n)		1,715,000	1,723,815
Building Products - 0.0%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2859% 2/15/24 (c)(d)(m)		787,500	781,594
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 10/1/26 (c)(d)		2,000,000	2,008,760
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 6/1/25 (c)(d)		1,281,131	1,276,865
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 10/17/23 (c)(d)		359,370	360,894
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 5/31/25 (c)(d)		913,747	869,202
			5,297,315
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4861% 10/15/26 (c)(d)		1,000,000	980,630
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2356% 6/21/24 (c)(d)		4,325,579	4,229,594
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6591% 8/1/26 (c)(d)		1,125,000	1,125,709
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/10/26 (c)(d)		623,438	623,550
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 3/29/25 (c)(d)		1,695,805	1,698,196
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.235% 9/24/26 (c)(d)		500,000	501,250
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.8544% 11/3/23 (c)(d)		1,587,116	1,204,717
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 6/29/26 (c)(d)		972,500	976,147
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4% 9/13/26 (c)(d)		1,155,000	1,160,775
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7016% 2/27/25 (c)(d)		6,109,369	6,091,530
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 11/25/26 (d)(n)		1,375,000	1,369,844
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 8/29/25 (c)(d)		864,468	796,028
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 8/15/25 (c)(d)		1,461,089	1,464,288
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3425% 9/26/24 (c)(d)		462,283	368,440
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/8/26 (c)(d)		563,170	560,005
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (c)(d)		1,125,000	1,060,313
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 12/20/24 (c)(d)		1,531,273	1,535,102
			25,746,118
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 3/13/25 (c)(d)		654,824	655,315
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9656% 6/14/21 (c)(d)		1,002,035	1,000,572
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 7/24/26 (c)(d)		1,353,770	1,355,760
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (c)(d)		968,220	834,489
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 5/21/26 (c)(d)		2,134,719	2,140,056
			5,986,192
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 11/30/23 (c)(d)		2,242,000	2,188,753
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 10/1/25 (c)(d)		1,123,946	1,120,788
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0359% 11/15/26 (c)(d)		160,000	153,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 11/15/25 (c)(d)		899,145	865,427
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 5/15/26 (c)(d)		590,278	589,912
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 3/31/24 (c)(d)		1,131,981	1,128,143
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 9/19/26 (c)(d)		625,000	623,438
			4,481,508
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.79% 6/22/22 (c)(d)		1,259,700	1,263,643
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 4/4/24 (c)(d)		1,194,746	1,199,442
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.79% 2/7/26 (c)(d)		706,450	708,661
			1,908,103
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 11/5/26 (d)(n)		2,000,000	2,013,220
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.54% 6/30/23 (c)(d)		1,180,090	1,183,041
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.1451% 9/11/24 (c)(d)		160,000	157,600
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.3043% 7/13/23 (c)(d)		800,745	780,158
3 month U.S. LIBOR + 4.000% 5.7625% 4/4/25 (c)(d)		2,602,644	2,524,565
			6,658,584
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9% 8/9/25 (c)(d)		1,162,519	1,161,066

TOTAL INDUSTRIALS			69,404,793

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6771% 8/10/25 (c)(d)		1,473,617	1,224,031
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 4/4/26 (c)(d)		3,570,000	3,542,475
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 2/1/24 (c)(d)		997,500	998,747
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/24 (c)(d)		4,609,721	4,575,978
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9716% 4/15/26 (c)(d)		1,119,375	1,121,479
			11,462,710
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 2/28/25 (c)(d)		2,230,574	2,236,150
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0349% 10/28/26 (c)(d)		365,000	364,088
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/25 (c)(d)		1,402,759	1,378,211
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5359% 2/1/26 (c)(d)(m)		158,000	150,100
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9359% 1/31/24 (c)(d)		278,140	278,835
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0359% 3/8/26 (c)(d)		129,000	122,765
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 3/8/25 (c)(d)		440,539	431,592
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.6044% 12/2/24 (c)(d)		699,877	677,131
3 month U.S. LIBOR + 7.500% 9.5886% 12/1/25 (c)(d)		272,000	257,946
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5359% 2/15/24 (c)(d)		2,161,447	2,170,461
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3218% 9/24/26 (c)(d)		1,375,000	1,375,866
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 2/1/22 (c)(d)		780,314	781,071
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2814% 9/28/24 (c)(d)		2,443,227	2,446,281
			12,670,497
IT Services - 0.1%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 4/19/25 (c)(d)		359,361	345,885
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 10/31/26 (c)(d)		700,000	702,100
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 4/2/26 (c)(d)		997,500	1,002,906
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6674% 2/9/23 (c)(d)		1,673,941	1,573,505
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 5/31/25 (c)(d)		2,578,693	1,987,347
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (c)(d)		1,979,668	1,851,484
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9021% 11/3/23 (c)(d)		800,000	749,224
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 5/1/24 (c)(d)		2,155,187	2,155,640
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.2859% 8/27/25 (c)(d)		1,933,470	1,934,920
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (c)(d)		3,427,800	3,421,390
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.5125% 10/11/26 (c)(d)		398,104	381,436
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5125% 10/11/25 (c)(d)		1,959,447	1,924,373
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 5/17/26 (c)(d)		1,139,387	1,142,646
			19,172,856
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 11/15/25 (c)(d)		1,024,408	1,026,969
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/19/26 (c)(d)		1,000,000	1,003,650
			2,030,619
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(d)		2,333,000	2,251,345
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (c)(d)		4,421,804	4,319,572
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3402% 4/23/26 (c)(d)		746,250	737,541
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 10/2/25 (c)(d)		3,790,114	3,643,247
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3486% 9/5/25 (c)(d)		967,484	950,553
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7996% 4/30/25 (c)(d)		1,257,300	1,259,186
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 8/23/25 (c)(d)		1,414,707	1,420,012
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 11/29/24 (c)(d)		893,925	874,929
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 10/16/26 (c)(d)		3,000,000	2,975,640
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 8/23/25 (c)(d)		572,590	574,021
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/14/25 (c)(d)		694,750	653,503
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.04% 6/1/22 (c)(d)		1,732,614	1,732,614
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.05% 12/22/23 (c)(d)		1,257,181	1,261,368
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.29% 2/26/25 (c)(d)		497,475	497,888
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 7/7/25 (c)(d)		144,000	145,680
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 7/1/24 (c)(d)		1,063,041	1,065,369
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (c)(d)		2,849,000	2,874,812
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (c)(d)		5,697,937	5,693,777
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.01% 1/20/24 (c)(d)		1,855,033	1,841,120
3 month U.S. LIBOR + 9.000% 10.76% 1/20/25 (c)(d)		363,000	356,422
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0496% 11/20/21 (c)(d)		162,058	161,958
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.2996% 6/21/24 (c)(d)		5,623,071	5,586,184
3 month U.S. LIBOR + 2.500% 4.2996% 6/21/24 (c)(d)		837,759	832,263
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5549% 9/29/24 (c)(d)		3,483,317	3,485,930
3 month U.S. LIBOR + 8.500% 10.3049% 9/29/25 (c)(d)		509,795	511,457
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 9/15/24 (c)(d)		711,737	709,068
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.13% 9/4/26 (c)(d)		100,000	98,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.38% 9/4/25 (c)(d)		742,036	727,463
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.24% 4/26/24 (c)(d)		748,125	747,504
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 5/30/26 (c)(d)		1,070,000	1,059,749
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 5/31/25 (c)(d)		884,631	865,833
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 5/31/26 (c)(d)		431,000	397,059
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 8/14/26 (c)(d)		625,000	622,069
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1435% 8/1/25 (c)(d)		826,753	813,318
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 3/3/23 (c)(d)		2,737,784	2,691,022
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.3544% 9/30/22 (c)(d)		2,643,732	2,644,684
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 7/8/22 (c)(d)		14,752	14,821
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(d)		2,178,373	2,188,589
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(d)		1,417,926	1,424,576
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(d)		3,349,151	3,365,059
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3544% 9/30/23 (c)(d)		377,705	379,960
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 5/4/26 (c)(d)		2,315,000	2,325,279
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3379% 1/27/23 (c)(d)		1,568,936	1,462,295
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 7/2/25 (c)(d)		3,833,789	3,716,858
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0359% 7/2/26 (c)(d)		817,000	794,124
			72,754,221
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.79% 9/19/25 (c)(d)		1,625,000	1,633,401

TOTAL INFORMATION TECHNOLOGY			119,724,304

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/21/25 (c)(d)		1,257,355	1,258,926
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.2859% 11/18/23 (c)(d)		363,131	347,698
3 month U.S. LIBOR + 4.250% 6.0359% 11/18/23 (c)(d)		210,919	207,492
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 11/18/23 (c)(d)		279,263	267,394
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 11/18/23 (c)(d)		162,206	159,570
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 7/1/26 (c)(d)		708,225	707,786
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 3/8/25 (c)(d)		586,492	584,439
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 1/31/26 (c)(d)		744,375	745,305
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6044% 3/1/26 (c)(d)		1,805,925	1,809,428
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.5625% 10/11/24 (c)(d)		1,357,087	1,356,246
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.005% 10/1/25 (c)(d)		3,886,375	3,843,625
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.54% 4/3/25 (c)(d)		1,214,613	1,150,093
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/6/24 (c)(d)		711,737	707,068
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6604% 9/22/24 (c)(d)		1,780,582	1,776,575
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 4/3/25 (c)(d)		267,300	268,081
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 4/3/25 (c)(d)		458,370	459,708
			15,649,434
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.11% 7/2/25 (c)(d)		1,055,570	1,055,570
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6241% 7/31/25 (c)(d)		778,120	660,103
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7974% 11/7/25 (c)(d)		3,014,571	2,951,355
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.758% 10/1/22 (c)(d)		2,965,000	2,973,539
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.258% 7/1/26 (c)(d)		2,867,813	2,879,456
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2343% 4/3/24 (c)(d)		354,375	347,199
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 5/16/24 (c)(d)		463,838	463,740
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 5/16/24 (c)(d)		438,514	433,033
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 5/22/24 (c)(d)		814,708	807,579
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0929% 12/29/23 (c)(d)		2,127,095	2,061,155
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3486% 6/29/25 (c)(d)		2,235,085	2,165,797
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 7/31/26 (c)(d)		750,000	734,063
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 2/5/23 (c)(d)		6,174,979	6,183,253
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4649% 3/26/26 (c)(d)		800,000	800,000
			23,460,272
Metals & Mining - 0.0%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0625% 7/31/26 (c)(d)		696,429	700,349
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.1596% 8/25/23 (c)(d)		1,660,308	1,249,979
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 7.4286% 7/29/20 (c)(d)(u)		1,042,851	1,029,034
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (d)(e)		3,083,074	672,110
			3,651,472
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0625% 7/26/26 (c)(d)		500,000	498,750

TOTAL MATERIALS			44,315,498

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7016% 9/18/26 (c)(d)		615,485	616,629
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.408% 2/6/22 (c)(d)(m)		870,000	852,600
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.496% 6/28/23 (c)(d)		614,774	616,311
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.79% 3/23/24 (c)(d)		1,010,352	892,757
			2,978,297
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.71% 3/24/25 (c)(d)		395,589	395,838
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.21% 3/24/24 (c)(d)		514,237	514,330
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9516% 8/21/25 (c)(d)		2,807,640	2,811,150
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7859% 12/7/25 (c)(d)		679,863	681,141
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (c)(d)		1,901,265	1,700,453
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (c)(d)		107,234	95,908
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 3/23/25 (c)(d)		1,251,364	1,253,966
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.958% 2/8/25 (c)(d)		78,204	75,402
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7156% 12/22/24 (c)(d)		3,858,000	3,869,265
			11,397,453

TOTAL REAL ESTATE			14,375,750

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/1/25 (c)(d)		3,404,908	3,402,082
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.13% 11/28/24 (c)(d)		1,020,032	979,230
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3998% 11/1/26 (c)(d)		750,000	738,750
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 11/13/21 (c)(d)		1,081,960	971,600
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/28/25 (c)(d)		863,633	870,654
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.11% 12/3/25 (c)(d)		811,831	811,831
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.5154% 12/31/25 (c)(d)		4,357,739	4,369,984
			12,144,131
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 8/13/26 (c)(d)		623,438	625,389
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.86% 4/5/26 (c)(d)		997,500	1,000,493
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (c)(d)		992,500	997,463
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/1/26 (c)(d)		610,619	609,856
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4265% 6/28/26 (c)(d)		125,000	124,063
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.04% 12/9/21 (c)(d)		815,310	764,353
			3,496,228

TOTAL UTILITIES			16,265,748

TOTAL BANK LOAN OBLIGATIONS
(Cost $695,200,531)			682,144,130

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		6,833,000	6,922,353
Discover Bank:
(Delaware) 3.2% 8/9/21		$9,357,000	$9,511,212
3.1% 6/4/20		8,196,000	8,230,853
4.682% 8/9/28 (c)		5,039,000	5,286,012
KeyBank NA 6.95% 2/1/28		718,000	903,234
RBS Citizens NA 2.55% 5/13/21		2,382,000	2,398,400
Regions Bank 6.45% 6/26/37		8,935,000	11,696,479
Synchrony Bank 3.65% 5/24/21		8,482,000	8,635,528
TOTAL BANK NOTES
(Cost $51,136,818)			53,584,071

Preferred Securities - 1.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		$530,000	$535,830
Telefonica Europe BV 2.625% (Reg. S) (c)(g)	EUR	1,600,000	1,807,833
			2,343,663
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	4,751,000	5,365,518
2.7%(Reg. S) (c)(g)	EUR	3,000,000	3,407,900
3.75% (c)(g)	EUR	3,050,000	3,485,937
			12,259,355
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		2,941,000	3,052,758
Danone SA 1.75% (Reg. S) (c)(g)	EUR	2,100,000	2,352,004
			5,404,762
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (c)(g)		2,820,000	2,827,050
FINANCIALS - 0.6%
Banks - 0.4%
AIB Group PLC 5.25% (Reg. S) (c)(g)	EUR	1,100,000	1,289,074
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		1,372,000	1,403,728
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	2,200,000	2,605,757
6.75% (Reg. S) (c)(g)	EUR	2,800,000	3,122,060
Banco Do Brasil SA:
6.25% (b)(c)(g)		760,000	752,685
9% (b)(c)(g)		475,000	539,719
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		352,000	370,920
Bank of America Corp.:
5.875% (c)(g)		1,330,000	1,469,344
6.1% (c)(g)		2,955,000	3,290,599
6.25% (c)(g)		1,933,000	2,154,947
6.5% (c)(g)		1,089,000	1,233,293
Bank of Nova Scotia 4.65% (c)(g)		2,677,000	2,683,693
Barclays Bank PLC 7.625% 11/21/22		9,812,000	11,004,158
Barclays PLC 7.875% (Reg. S) (c)(g)		2,778,000	2,975,933
CYBG PLC 9.25% (Reg. S) (c)(g)	GBP	700,000	996,792
Danske Bank A/S 5.875% (Reg. S) (c)(g)	EUR	1,050,000	1,229,196
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(g)		200,000	207,000
HSBC Holdings PLC 5.25% (c)(g)	EUR	1,695,000	2,014,621
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		419,000	440,867
6.125% (b)(c)(g)		195,000	200,728
Lloyds Banking Group PLC 5.125% (c)(g)	GBP	1,440,000	1,913,567
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(g)		675,000	672,469
Royal Bank of Scotland Group PLC 7.5% (c)(g)		1,913,000	1,960,825
Skandinaviska Enskilda Banken AB 5.75% (Reg. S) (c)(g)		725,000	729,531
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	2,148,200	2,990,159
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		1,193,000	1,253,768
Wells Fargo & Co. 5.9% (c)(g)		4,885,000	5,275,800
			54,781,233
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(g)		2,400,000	2,682,000
UBS AG 5.125% 5/15/24(Reg. S)		244,000	262,295
			2,944,295
Insurance - 0.2%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	1,750,000	2,438,154
Aviva PLC:
5.9021% (c)(g)	GBP	2,400,000	3,181,487
6.125% (c)(g)	GBP	6,130,000	8,659,677
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	1,800,000	2,196,438
Generali Finance BV 4.596% (Reg. S) (c)(g)	EUR	900,000	1,092,148
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		2,594,000	2,653,469
			20,221,373

TOTAL FINANCIALS			77,946,901

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (c)(g)	EUR	1,570,000	1,686,580
Pharmaceuticals - 0.1%
Bayer AG 2.375% 5/12/79 (Reg. S) (c)	EUR	4,300,000	4,761,144

TOTAL HEALTH CARE			6,447,724

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(e)(g)		2,413,000	169,332
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)		8,425,000	8,951,226

TOTAL INDUSTRIALS			9,120,558

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	2,200,000	2,491,079
Deutsche Annington Finance BV 4% (Reg. S) (c)(g)	EUR	1,000,000	1,175,693
Grand City Properties SA 3.75% (c)(g)	EUR	2,900,000	3,378,945
Heimstaden Bostad AB 3.248% (Reg. S) (c)	EUR	4,050,000	4,451,134
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (c)(g)	EUR	1,340,000	1,556,983
TLG Finance SARL 3.375% (Reg. S) (c)(g)	EUR	4,900,000	5,595,877
			18,649,711
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	699,000	904,950
TOTAL PREFERRED SECURITIES
(Cost $131,381,934)			135,904,674
		Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.61% (v)
(Cost $256,751,694)		256,702,550	256,753,891

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	36,300,000	$1,067,147
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	437,193
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	11,000,000	100,108
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	18,100,000	484,494
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	25,000,000	218,596
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,000,000	79,497
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	5,600,000	190,595
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	56,000,000	1,676,231
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	59,400,000	1,058,563
Option with an exercise rate of 2.375% on a credit default swap with Goldman Sachs Bank U.S.A to buy protection on the 5-Year iTraxx Europe Crossover Series 32 Index expiring December 2024, paying 5% quarterly.	1/15/20	52,250,000	204,941

TOTAL PUT OPTIONS			5,517,365

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	36,300,000	995,828
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	432,004
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	11,000,000	688,519
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	18,100,000	546,080
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	25,000,000	1,599,832
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	10,000,000	679,650
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	5,600,000	128,193
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	56,000,000	1,476,125
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	59,400,000	2,433,802

TOTAL CALL OPTIONS			8,980,033

TOTAL PURCHASED SWAPTIONS
(Cost $13,770,379)			14,497,398
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $14,493,681,561)			15,077,312,919
NET OTHER ASSETS (LIABILITIES) - (4.9)%			(701,585,611)
NET ASSETS - 100%			$14,375,727,308

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(41,000,000)	$(42,137,110)
3% 12/1/49	(41,000,000)	(42,137,110)
3% 12/1/49	(16,900,000)	(17,368,711)
3% 12/1/49	(24,200,000)	(24,871,172)
3% 12/1/49	(38,500,000)	(39,567,774)

TOTAL GINNIE MAE		(166,081,877)

Uniform Mortgage Backed Securities
3% 12/1/34	(14,800,000)	(15,146,875)
3% 12/1/49	(41,000,000)	(41,579,765)
3% 12/1/49	(15,400,000)	(15,617,765)
3.5% 12/1/49	(5,100,000)	(5,235,469)
3.5% 12/1/49	(3,800,000)	(3,900,938)
4% 12/1/49	(8,100,000)	(8,403,750)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(89,884,562)

TOTAL TBA SALE COMMITMENTS
(Proceeds $255,469,815)		$(255,966,439)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000,000	$(244,873)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000,000	(101,894)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	10,000,000	(352,615)

TOTAL PUT OPTIONS			(699,382)

Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000,000	(315,989)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000,000	(344,543)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	10,000,000	(142,034)

TOTAL CALL OPTIONS			(802,566)

TOTAL WRITTEN SWAPTIONS			$(1,501,948)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	27	Dec. 2019	$2,685,574	$12,332	$12,332
ICE Long Gilt Contracts (United Kingdom)	4	March 2020	686,794	(424)	(424)
TME 10 Year Canadian Note Contracts (Canada)	123	March 2020	12,948,197	(18,791)	(18,791)
TOTAL BOND INDEX CONTRACTS					(6,883)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	22	March 2020	4,742,891	(2,615)	(2,615)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	76	March 2020	9,041,625	(9,828)	(9,828)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	March 2020	1,112,781	2,938	2,938
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	143	March 2020	20,337,281	(4,314)	(4,314)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	105	March 2020	19,710,469	146,893	146,893
TOTAL TREASURY CONTRACTS					133,074

TOTAL PURCHASED					126,191

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	7	Dec. 2019	1,035,956	227	227
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	994	March 2020	128,583,219	472,311	472,311
CBOT 2-Year U.S. Treasury Note Contracts (United States)	737	March 2020	158,886,836	79,609	79,609
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	March 2020	2,141,438	4,323	4,323
CBOT Long Term U.S. Treasury Bond Contracts (United States)	161	March 2020	25,593,969	(69,230)	(69,230)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	132	March 2020	18,772,875	3,833	3,833
TOTAL TREASURY CONTRACTS					490,846

TOTAL SOLD					491,073

TOTAL FUTURES CONTRACTS					$617,264

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	859,000	USD	1,110,591	Citibank, N.A.	12/2/19	$354
EUR	556,000	USD	613,410	BNP Paribas	12/23/19	215
EUR	860,000	USD	947,588	BNP Paribas	12/23/19	1,545
GBP	135,000	USD	173,520	State Street Bank and Trust Co.	12/23/19	1,242
USD	212,968,797	EUR	192,778,000	Citibank, N.A.	12/23/19	210,643
USD	1,333,390	EUR	1,209,000	Goldman Sachs Bank USA	12/23/19	(914)
USD	2,590,066	GBP	2,010,000	BNP Paribas	12/23/19	(11,946)
USD	1,011,610	GBP	782,000	Citibank, N.A.	12/23/19	(715)
USD	41,220,733	GBP	32,105,000	State Street Bank and Trust Co.	12/23/19	(340,260)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(139,836)
					Unrealized Appreciation	213,999
					Unrealized Depreciation	(353,835)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 6,250,000	$(226,559)	$189,419	$(37,140)
BNP Paribas	Dec. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 3,250,000	(37,197)	(20,498)	(57,695)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	12,040,000	(60,191)	58,318	(1,873)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,300,000	(36,495)	(16,526)	(53,021)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,970,000	(19,847)	(20,400)	(40,247)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	12,387,000	(61,927)	(87,533)	(149,460)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,500,000	(72,490)	(16,342)	(88,832)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	13,000,000	(64,991)	25,550	(39,441)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,700,000	(58,492)	24,062	(34,430)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	7,803,000	(39,010)	(55,140)	(94,150)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	10,000,000	(49,993)	(34,766)	(84,759)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	14,200,000	(70,990)	(2,213)	(73,203)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	13,000,000	(64,991)	60,974	(4,017)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	7,860,000	(39,294)	(52,763)	(92,057)
Commerzbank AG	Dec. 2024	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 4,000,000	110,522	(161,110)	(50,588)
Leonardo SpA	Dec. 2024	Citibank, N.A.	(5%)	Quarterly	EUR 2,650,000	(619,124)	609,652	(9,472)
Royal Bank of Scotland Group PLC	Dec. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 3,400,000	21,550	(107,392)	(85,842)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(33,443)	24,133	(9,310)

TOTAL CREDIT DEFAULT SWAPS						$(1,422,962)	$417,425	$(1,005,537)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$$130,840,000	$(279,755)	$0	$(279,755)
0.75%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2029	EUR 5,560,000	201,538	0	201,538
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	$23,688,000	119,369	0	119,369
1.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2034	EUR 11,230,000	900,715	0	900,715
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 2,820,000	244,230	0	244,230
0.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 1,010,000	(47,393)	0	(47,393)

TOTAL INTEREST RATE SWAPS							$1,138,704	$0	$1,138,704

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,321,825,216 or 16.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,599,567.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,349,961.

 (j) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $719,116.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $133,994.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Level 3 security

 (n) The coupon rate will be determined upon settlement of the loan after period end.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $539,463 or 0.0% of net assets.

 (s) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (t) Non-income producing

 (u) Position or a portion of a position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,591,370 and $2,583,349, respectively.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	10/26/18 - 11/28/18	$525,355

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,305,310
Total	$1,305,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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